UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22619
Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2015 – October 31, 2016
Item 1: Reports to Shareholders

Annual Report | October 31, 2016

Vanguard Tax-Exempt Bond Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	8
Financial Statements.	10
About Your Fund’s Expenses.	81
Glossary.	83

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2016, Vanguard Tax-Exempt Bond Index Fund returned 4.28% for Investor Shares, 4.29% for ETF Shares, and 4.36% for Admiral Shares. Its benchmark index returned 4.32%, and the average return of peer funds was 4.34%.

• Municipal bond issuance picked up in the second half of the fiscal year. At the same time, demand was solid, helped by concerns about global growth and Britain’s vote to leave the European Union.

• Toward the end of the period, the fund posted negative monthly returns. Demand cooled while supply accelerated as the prospect of a Federal Reserve rate hike seemed increasingly likely.

• By maturity, lower-quality investment-grade bonds generally returned more than their higher-quality counterparts. And with the muni bond yield curve flattening, longer-dated bonds outstripped shorter-dated ones, although returns were positive across the maturity spectrum.

Total Returns: Fiscal Year Ended October 31, 2016
		Taxable-
	30-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Tax-Exempt Bond Index Fund
Investor Shares	1.61%	2.84%	1.49%	2.79%	4.28%
ETF Shares	1.70	3.00
Market Price					4.19
Net Asset Value					4.29
Admiral™ Shares	1.70	3.00	1.62	2.74	4.36
S&P National AMT-Free Municipal Bond Index					4.32
General Municipal Funds Average					4.34

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4%.
State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. The Vanguard ETF®
Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and
8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Peer Group
	Shares	Shares	Shares	Average
Tax-Exempt Bond Index Fund	0.20%	0.12%	0.12%	0.94%

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2016, the fund’s expense ratios were 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for
Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: General Municipal Funds Average.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

Over the three years ended August 31, 2016, investors poured more than $1 trillion into index funds. Indexing now accounts for nearly a third of all mutual fund assets—more than double what it did a decade ago and eight times its share two decades ago.1

By contrast, active management’s commercial struggles have reflected its disappointing investment performance. Over the decade ended December 31, 2015, 82% of actively managed stock funds and 81% of active bond funds have either underperformed their benchmarks or shut down.

This subpar performance has fueled the explosion of asset growth in indexing among individual, retirement, and nonprofit investors. So what might the trend mean for the future of actively managed funds?

Our research and experience indicate that active management can survive—and even succeed—but only if it’s offered at much lower expense.

High costs, which limit a manager’s ability to deliver benchmark-beating returns to clients, are the biggest reason why active has lagged. Industrywide as of December 31, 2015, the average expense ratio for all active stock funds is 1.14%, compared with 0.76% for stock index

1 Sources: Wall Street Journal; Morningstar, Inc.; and Investment Company Institute, 2016.

funds. And the expense advantage is even wider for bonds; the average expense ratio for an active bond fund is 0.93%, compared with 0.43% for bond index funds.

But even these big differences understate the real gap. These days, it’s not hard to find an index fund that charges maybe 0.05% or 0.10%. So even if you have identified active managers who are skilled at selecting stocks and bonds, to match the return of a comparable (much cheaper) index fund would require significant outperformance. Think about it. Any fund that charges 1.00% in expenses—not even the high end of the range—will find it extraordinarily difficult to overcome the index fund’s head start.

Active management also has taken a hit from a regulatory environment that has been favorable to low-cost strategies. The U.S. Department of Labor several years ago mandated greater disclosure of retirement plan fees. And its new fiduciary rule, which is set to take effect in April, requires financial advisors to demonstrate that their recommendations are aligned with their clients’ best interest. Both changes encourage the use of lower-cost investments, including index funds.

The future of active management

In light of all this, people have been asking me whether active management is “dead.” My response is both yes and no. High-cost active management is dead, and rightly so. It has never been a winning proposition

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.26%	8.48%	13.51%
Russell 2000 Index (Small-caps)	4.11	4.12	11.51
Russell 3000 Index (Broad U.S. market)	4.24	8.13	13.35
FTSE All-World ex US Index (International)	0.64	-0.94	4.09

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	4.37%	3.48%	2.90%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.06	4.89	4.34
Citigroup Three-Month U.S. Treasury Bill Index	0.22	0.07	0.07

CPI
Consumer Price Index	1.64%	1.15%	1.32%

for investors. Low-cost active funds, though, can potentially play an important role for investors who seek to outperform the market.

Paying less for your funds is the only sure-fire way to improve your odds of achieving success in active management. But even if you have found an active manager with low costs, the odds of outperforming the market are still long. You have to be able to identify talented stock and bond portfolio managers with long time horizons and clear investment strategies. Look for managers with consistent track records and the discipline to stick closely to their investment strategy.

Know what you own and why

Despite the well-deserved reputation of indexing and the challenges for active managers, there’s still a place for traditional active strategies that are low-cost, diversified, and highly disciplined, and are run by talented managers who focus on the long term.

Vanguard has always applied these principles to our active strategies, and investors have benefited as a majority of our active funds outperformed their benchmarks and bested their peers’ average annual return over the ten years ended September 30, 2016.

Worried about the election’s impact on your portfolio?

The 2016 presidential election season was
one of the most intense and unpredictable
in U.S. history. In its aftermath, investors
may be left with lingering questions about
what the outcome will mean for their
portfolios. The answer, based on Vanguard
research into decades of historical data, is
that presidential elections typically have no
long-term effect on market performance.

These findings hold true regardless of the
market’s initial reaction. Whether there’s
a swoon or bounce immediately after an
election, investors shouldn’t extrapolate
that performance to the long term.

As you can see in the accompanying chart,
data going back to 1853 show that stock
market returns are virtually identical no matter
which party controls the White House.
Although headlines out of Washington at any
given time may still cause concern, investors
shouldn’t overreact to short-term events.
Instead, it’s best to maintain a balanced and
diversified portfolio and stay focused on your
long-term goals.

Average annual stock market returns based
on party control of the White House
(1853–2015)

Sources: Global Financial Data, 1853–1926; Morningstar, Inc.,
and Ibbotson Associates thereafter through 2015.

But it’s crucial for investors to be patient. Even active managers with the best track records frequently underperform their benchmarks when their investment styles are out of favor. Such periods, though temporary, can persist. So it’s important when entrusting your assets to an active strategy to be in it for the long haul.

Make sure you know what you’re buying and what the risks are. Active strategies are becoming more complex, so it’s important to clearly understand what the investments in your portfolio are designed to accomplish and why you want to hold them. Otherwise, you run the risk of selecting strategies that don’t fit your needs or objectives.

Keeping these considerations in mind can potentially boost your chances of success in identifying active strategies that may be able to help you reach your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2016

Tax-Exempt Bond Index Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VTEBX	VTEB	VTEAX
Expense Ratio[1]	0.20%	0.12%	0.12%
30-Day SEC Yield	1.61%	1.70%	1.70%

Financial Attributes

		S&P
		National
		AMT-Free
	Fund	Muni Bond Idx
Number of Bonds	2,118	11,032
Yield to Maturity
(before expenses)	1.8%	1.7%
Average Coupon	4.7%	4.6%
Average Duration	5.6 years	5.5 years
Average Stated
Maturity	13.2 years	13.0 years
Short-Term Reserves	1.6%	—

Largest Area Concentrations

New York	20.8%
California	14.9
Texas	10.1
New Jersey	5.7
Pennsylvania	4.9
Massachusetts	4.5
Illinois	4.3
Florida	3.6
Maryland	2.5
Georgia	2.3
Top Ten	73.6%
Percentage of net assets, excluding any futures contracts.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	4.9%
1 - 3 Years	13.5
3 - 5 Years	8.9
5 - 10 Years	16.6
10 - 20 Years	28.3
20 - 30 Years	24.0
Over 30 Years	3.8

Distribution by Credit Quality (% of portfolio)
AAA	23.8%
AA	57.1
A	15.3
BBB	2.9
Not Rated	0.9

Credit-quality ratings are from Moody's and S&P. The higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares.

Tax-Exempt Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 21, 2015, Through October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2016

			Since	Final Value
		One	Inception	of a $10,000
		Year	(8/21/2015)	Investment
	Tax-Exempt Bond Index FundInvestor
	Shares	4.02%	4.06%	$10,487
	S&P National AMT-Free Municipal Bond
• • • • • • • •
	Index	4.32	4.32	10,519

– – – –	General Municipal Funds Average	4.34	4.37	10,525

General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/21/2015)	Investment
Tax-Exempt Bond Index Fund
ETF Shares Net Asset Value	4.29%	4.32%	$10,518
Tax-Exempt Bond Index Fund
ETF Shares Market Price	4.19	4.36	10,523
S&P National AMT-Free Municipal Bond
Index	4.32	4.32	10,519
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The
Fiscal-Year Total Returns table is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

Tax-Exempt Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2016

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/25/2015)	Investment
Tax-Exempt Bond Index Fund Admiral Shares	4.10%	4.26%	$10,507
S&P National AMT-Free Municipal Bond
Index	4.32	4.45	10,528
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 21, 2015, Through October 31, 2016
		Since
	One	Inception
	Year	(8/21/2015)
Tax-Exempt Bond Index Fund ETF Shares Market
Price	4.19%	5.23%
Tax-Exempt Bond Index Fund ETF Shares Net
Asset Value	4.29	5.18
S&P National AMT-Free Municipal Bond Index	4.32	5.19
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): August 21, 2015, Through October 31, 2016
				S&P
				National
				AMT-Free
			Investor Shares	Muni Bond Idx
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2015	0.32%	0.50%	0.82%	0.83%
2016	1.49	2.79	4.28	4.32

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

			Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	8/21/2015	5.72%	1.55%	3.95%	5.50%
Fee-Adjusted Returns		5.45			5.27
ETF Shares	8/21/2015
Market Price		5.58			5.47
Net Asset Value		5.71			5.54
Admiral Shares	8/25/2015	5.74	1.69	4.04	5.73
Fee-Adjusted Returns		5.48			5.49

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The
Fiscal-Year Total Returns table is not adjusted for fees.

Tax-Exempt Bond Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (0.9%)
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/18	100	107
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/27	260	317
Alabama Federal Aid Highway Finance
Authority Special	5.000%	9/1/19	200	221
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	9/1/28	250	304
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	380	431
Alabama Public School & College Authority	5.000%	1/1/24	225	275
Alabama Public School & College Authority	5.000%	1/1/26	290	359
Alabama Public School & College Authority	5.000%	1/1/27	325	398
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	150	157
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/18	55	58
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	160	192
Auburn University Alabama General Fee Revenue	5.000%	6/1/28	300	372
Baldwin County AL Board of Education Revenue	4.500%	7/1/37 (2)	505	516
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	150	169
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	158
Birmingham AL Water Works & Sewer Board
Water Revenue	4.500%	1/1/43 (2)	100	101
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	575	665
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	650	758
				5,558
Alaska (0.3%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/27	515	607
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27	245	296
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	270	312
Anchorage AK GO	5.000%	9/1/19	700	776
Anchorage AK Water Revenue	5.000%	5/1/37 (14)	100	102
				2,093

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona (1.4%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/37	380	441
Arizona COP	5.000%	10/1/18 (4)	50	54
Arizona COP	5.000%	10/1/29 (4)	110	121
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	200	216
Arizona School Facilities Board COP	5.750%	9/1/18 (Prere.)	420	457
Arizona School Facilities Board COP	5.000%	9/1/23	500	606
Arizona Transportation Board Excise Tax Revenue	5.250%	7/1/19 (Prere.)	135	150
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	60	73
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/18	80	85
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	300	331
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	145	182
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	520	622
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	50	60
Arizona Transportation Board Highway Revenue	5.000%	7/1/31	55	66
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	60	72
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	150	172
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	125	154
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	200	228
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	700	799
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	275	322
Phoenix AZ GO	4.000%	7/1/24	65	76
Phoenix AZ GO	5.000%	7/1/26	500	638
Pima County AZ Industrial Development Authority
Lease Revenue (Clark County Detention
Facilities Project)	5.000%	9/1/39	270	282
Pima County AZ Sewer Revenue	5.000%	7/1/24	200	249
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	70	83
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/19	100	112
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	100	105
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	300	352
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	50	54
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	125	147
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	120	141
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	55	60
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/33	75	81
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	195	204

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/39	525	566
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	125	147
				8,508
Arkansas (0.1%)
Arkansas GO	5.000%	6/15/21	225	263
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/32 (4)	100	107
				370
California (14.9%)
Alameda CA Corridor Transportation Authority
Revenue	5.450%	10/1/17 (Prere.)	200	209
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (ETM)	235	227
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	15	14
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (ETM)	140	133
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5	5
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	250	293
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/35 (14)	315	160
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	150	57
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	500	574
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/36 (4)	140	69
Anaheim CA Redevelopment Agency Tax
Allocation Revenue (Merged Redevelopment
Project Area)	5.000%	2/1/31 (4)	100	104
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	100	23
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	150	159
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	125	138
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	355	425
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	145	169
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	760	879
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	935	940
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	256
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17 (4)	270	276
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	125	128
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	150	157

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	266
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	266
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	305	336
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	225	256
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	500	585
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/19 (Prere.)	100	112
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/26	100	125
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/29	150	186
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	100	111
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	3/15/39	400	541
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	6/1/43	150	207
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	5/1/45	300	418
California Educational Facilities Authority Revenue
(University of Southern California)	5.000%	10/1/18 (Prere.)	325	351
California Educational Facilities Authority Revenue
(University of Southern California)	5.250%	10/1/18 (Prere.)	580	629
California GO	5.000%	2/1/17	370	374
California GO	5.000%	2/1/17	125	126
California GO	5.000%	6/1/17 (Prere.)	335	343
California GO	5.000%	6/1/17 (Prere.)	340	348
California GO	5.000%	9/1/17	1,200	1,243
California GO	3.500%	10/1/17	140	144
California GO	5.000%	11/1/17	400	417
California GO	5.000%	11/1/17 (Prere.)	595	620
California GO	5.000%	12/1/17 (Prere.)	230	241
California GO	5.000%	12/1/17 (Prere.)	200	209
California GO	6.000%	2/1/18 (2)	100	107
California GO	5.500%	4/1/18	165	176
California GO	5.000%	8/1/18	1,200	1,287
California GO	5.000%	2/1/19	300	327
California GO	5.500%	4/1/19	100	111
California GO	6.000%	4/1/19	165	185
California GO	5.000%	8/1/19	100	111
California GO	5.000%	9/1/19	100	100
California GO	5.000%	2/1/20	225	254
California GO	5.000%	10/1/20	210	241
California GO	5.000%	10/1/20	500	575
California GO	5.250%	10/1/20	500	562
California GO	5.000%	2/1/21	505	585
California GO	5.500%	4/1/21	400	444
California GO	5.000%	9/1/21	260	306
California GO	5.000%	10/1/21	125	147
California GO	5.000%	11/1/21	670	792
California GO	5.000%	12/1/21	265	314

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	2/1/22	100	119
California GO	5.000%	2/1/22	175	208
California GO	5.000%	9/1/22	350	421
California GO	5.000%	10/1/22	110	133
California GO	5.250%	10/1/22	150	183
California GO	5.000%	2/1/23	250	298
California GO	5.000%	8/1/23	170	172
California GO	5.000%	9/1/23	100	121
California GO	5.250%	9/1/23	100	120
California GO	5.000%	11/1/23	1,025	1,260
California GO	5.000%	12/1/23	250	308
California GO	5.000%	12/1/23	75	92
California GO	5.000%	3/1/24	500	616
California GO	5.000%	8/1/24	600	745
California GO	5.500%	2/1/25	500	643
California GO	5.625%	4/1/25	310	344
California GO	5.000%	10/1/25	500	615
California GO	5.000%	10/1/25	70	86
California GO	5.000%	3/1/26	200	248
California GO	5.000%	3/1/26	565	699
California GO	5.000%	4/1/26	100	106
California GO	5.000%	8/1/26	500	623
California GO	5.000%	9/1/26	145	156
California GO	5.000%	10/1/26	100	123
California GO	5.000%	11/1/26	100	104
California GO	5.000%	3/1/27	390	478
California GO	4.500%	8/1/27	155	156
California GO	5.000%	9/1/27	315	382
California GO	5.000%	10/1/27	100	120
California GO	5.000%	10/1/27	170	209
California GO	5.000%	11/1/27	500	609
California GO	5.750%	4/1/28	295	328
California GO	4.500%	8/1/28 (12)	100	101
California GO	5.000%	9/1/28	100	121
California GO	5.000%	10/1/28	200	245
California GO	5.000%	8/1/29	200	243
California GO	3.000%	9/1/29	105	109
California GO	5.000%	10/1/29	250	305
California GO	5.000%	10/1/29	750	793
California GO	5.000%	10/1/29	90	100
California GO	5.250%	10/1/29	105	117
California GO	5.000%	12/1/29	75	91
California GO	5.000%	3/1/30	160	192
California GO	5.250%	3/1/30	300	338
California GO	4.500%	8/1/30	420	424
California GO	5.000%	8/1/30	50	60
California GO	5.000%	8/1/30	300	362
California GO	5.000%	10/1/30	340	414
California GO	5.000%	2/1/31	50	59
California GO	5.750%	4/1/31	335	372
California GO	5.000%	8/1/31	150	181
California GO	3.250%	9/1/31	115	119
California GO	5.000%	9/1/31	200	233
California GO	5.000%	10/1/31	215	260
California GO	5.000%	11/1/31	145	174

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	5/1/32	50	60
California GO	5.000%	8/1/32	250	296
California GO	5.250%	8/1/32 (4)	505	670
California GO	3.000%	9/1/32	330	332
California GO	5.000%	2/1/33	510	598
California GO	6.500%	4/1/33	655	740
California GO	4.250%	8/1/33 (14)	740	746
California GO	5.000%	8/1/33	300	360
California GO	5.000%	8/1/33	275	325
California GO	3.000%	9/1/33	310	309
California GO	3.375%	9/1/33	210	216
California GO	4.000%	9/1/33	250	275
California GO	4.000%	8/1/34	275	297
California GO	4.000%	9/1/34	250	274
California GO	5.000%	9/1/34	750	901
California GO	5.500%	11/1/34	145	163
California GO	4.500%	12/1/34	130	130
California GO	6.000%	4/1/35	270	301
California GO	5.000%	8/1/35	330	393
California GO	4.000%	9/1/35	250	272
California GO	3.750%	12/1/35	500	524
California GO	5.250%	3/1/36	100	105
California GO	5.125%	8/1/36	100	107
California GO	4.000%	9/1/36	250	272
California GO	4.500%	12/1/36 (12)	90	90
California GO	4.000%	9/1/37	250	272
California GO	5.000%	11/1/37	110	114
California GO	5.000%	12/1/37	90	94
California GO	5.250%	3/1/38	260	274
California GO	5.000%	4/1/38	55	58
California GO	6.000%	4/1/38	605	675
California GO	5.000%	10/1/39	120	142
California GO	6.000%	11/1/39	250	285
California GO	5.500%	3/1/40	145	165
California GO	5.250%	11/1/40	100	115
California GO	5.000%	9/1/41	640	737
California GO	5.000%	10/1/41	100	115
California GO	5.000%	4/1/42	200	231
California GO	5.000%	9/1/42	100	116
California GO	5.000%	2/1/43	110	127
California GO	5.000%	4/1/43	200	232
California GO	4.875%	11/1/43	165	192
California GO	5.000%	11/1/43	605	710
California GO	4.500%	12/1/43	405	460
California GO	4.000%	11/1/44	200	214
California GO	5.000%	8/1/45	500	595
California GO PUT	3.000%	12/1/19	125	131
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	114
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	60	67
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	300	350
California Public Works Board Lease Revenue
(Department of General Services)	5.000%	5/1/18	150	159

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	150	176
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	296
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	244
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	125	145
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	367
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	100	120
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/30	200	225
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	205	235
California St For Previous Issues See 13062T
Forfuture Issues See 13063B Rfdg	5.500%	8/1/30	100	108
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	255	282
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	90	100
California State University Systemwide Revenue	5.000%	11/1/29	255	312
California State University Systemwide Revenue	5.000%	11/1/31	150	182
California State University Systemwide Revenue	5.000%	11/1/31	510	627
California State University Systemwide Revenue	5.000%	11/1/32	50	61
California State University Systemwide Revenue	4.000%	11/1/34	125	138
California State University Systemwide Revenue	4.000%	11/1/35	235	259
California State University Systemwide Revenue	4.000%	11/1/37	375	410
California State University Systemwide Revenue	5.000%	11/1/37	250	291
California State University Systemwide Revenue	5.000%	11/1/37	350	414
California State University Systemwide Revenue	4.000%	11/1/38	125	137
California State University Systemwide Revenue	5.000%	11/1/41	490	586
California State University Systemwide Revenue	4.000%	11/1/43	200	217
California State University Systemwide Revenue	5.000%	11/1/47	105	125
Chino Basin Regional Financing Authority California
Revenue (Inland Empire Utilities Agency)	5.000%	11/1/33 (2)	100	104
Chino Basin Regional Financing Authority California
Revenue (Inland Empire Utilities Agency)	5.000%	11/1/38 (2)	200	208
Clovis CA Unified School District GO	4.000%	8/1/40	150	162
Coast CA Community College District GO	5.000%	8/1/38	680	802
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	400	171
Cypress CA Elementary School District GO	0.000%	8/1/40	250	109
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	166
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	145	176
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	250	300
Eastern California Municipal Water District Water
& Sewer COP	5.000%	7/1/18 (Prere.)	200	214
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	320	348
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/18 (Prere.)	105	114
Los Angeles CA Community College District GO	5.000%	8/1/28	570	703
Los Angeles CA Community College District GO	5.000%	8/1/29	250	307
Los Angeles CA Community College District GO	5.000%	8/1/30	130	159

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District GO	5.000%	8/1/31	305	371
Los Angeles CA Community College District GO	4.000%	8/1/39	325	354
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	100	109
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	276
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	690	780
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	189
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/18	140	150
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/20	290	332
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	125	152
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	245	296
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	140	167
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	130	155
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	300	359
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39 (2)	200	205
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	180	210
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	240	281
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44 (2)	500	513
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	150	176
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	750	890
Los Angeles CA GO	4.500%	9/1/28	200	213
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	480	526
Los Angeles CA Unified School District GO	4.500%	7/1/17 (Prere.)	100	103
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	100	103
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	100	103
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	100	103
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	78
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	530	543
Los Angeles CA Unified School District GO	5.000%	7/1/22	200	241
Los Angeles CA Unified School District GO	5.000%	7/1/24	500	627
Los Angeles CA Unified School District GO	5.000%	7/1/27	120	148
Los Angeles CA Unified School District GO	4.250%	1/1/28 (3)	100	102
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	455	466
Los Angeles CA Unified School District GO	5.000%	7/1/28	230	282
Los Angeles CA Unified School District GO	5.000%	7/1/29	295	363
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	222
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	348
Los Angeles CA Unified School District GO	5.000%	1/1/34	140	155

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	4.000%	7/1/40	735	804
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	500	590
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	295
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/15/18 (Prere.)	100	107
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	580	623
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	63
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/35	100	111
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/37	100	103
Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	124
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	120	67
Orange County CA Sanitation District Wastewater
Revenue	3.000%	2/1/31	150	154
Orange County CA Water District Revenue	5.000%	8/15/39	125	138
Pittsburg CA Unified School District Financing
Authority Revenue	5.500%	9/1/21 (Prere.)	350	422
Poway CA Unified School District GO	0.000%	8/1/33	300	171
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/39	515	614
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/18 (Prere.)	40	43
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/20	195	224
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	60	64
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/37	75	89
Sacramento CA Water Revenue	5.000%	9/1/38	425	499
Sacramento County CA Airport Revenue	6.000%	7/1/41	170	183
San Diego CA Community College District GO	5.000%	8/1/30	95	114
San Diego CA Public Facilities Financing Authority
Lease Revenue	5.000%	9/1/28	125	141
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/17	115	118
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	80	88
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/19 (Prere.)	250	277
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/20 (Prere.)	100	115
San Diego CA Unified School District GO	0.000%	7/1/35	400	211
San Diego CA Unified School District GO	5.000%	7/1/35	100	118
San Diego CA Unified School District GO	0.000%	7/1/36	100	50
San Diego CA Unified School District GO	0.000%	7/1/37	200	97
San Diego CA Unified School District GO	0.000%	7/1/38	170	79
San Diego CA Unified School District GO	5.000%	7/1/40	200	237
San Diego CA Unified School District GO	0.000%	7/1/42	150	99
San Diego CA Unified School District GO	4.000%	7/1/45	225	242
San Diego CA Unified School District GO	0.000%	7/1/47	250	82
San Diego CA Unified School District GO	0.000%	7/1/47	100	68
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	407
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	527

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	30	32
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	140	149
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	150	160
San Francisco CA City & County COP	5.000%	9/1/18	700	752
San Francisco CA City & County GO	5.000%	6/15/26	100	122
San Francisco CA City & County GO	5.000%	10/1/28	100	114
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	100	111
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	125	140
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	149
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	540	649
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	100	113
San Jose CA Finance Authority Revenue
(Civic Center Project)	5.000%	6/1/39	100	115
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/18 (Prere.)	100	107
San Marcos CA Unified School District GO	0.000%	8/1/51	100	25
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	12
San Mateo CA Union High School District GO	0.000%	9/1/41	100	84
San Mateo CA Union High School District GO	5.000%	9/1/42	90	104
Santa Clara County CA GO	5.000%	8/1/34	250	278
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	325	386
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	137
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/41	680	810
State of California	5.000%	9/1/22	185	223
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	210	236
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/37	300	327
University of California Revenue	5.000%	5/15/22	100	120
University of California Revenue	5.000%	5/15/23	500	615
University of California Revenue	5.000%	5/15/27	75	94
University of California Revenue	5.000%	5/15/29	195	241
University of California Revenue	5.000%	5/15/31	55	67
University of California Revenue	5.000%	5/15/32	1,050	1,272
University of California Revenue	5.000%	5/15/33	700	828
University of California Revenue	4.000%	5/15/36	350	383
University of California Revenue	5.000%	5/15/37	100	117
University of California Revenue	5.000%	5/15/42	640	745
University of California Revenue	5.000%	5/15/46	500	595
University of California Revenue PUT	5.000%	5/15/23	100	123
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	170	198
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	122
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/43	30	35

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	107
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	107
Yosemite CA Community College District GO	5.000%	8/1/32	100	121
Yosemite CA Community College District GO	0.000%	8/1/42	75	54
				92,839
Colorado (0.5%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/47	125	144
Boulder Larimer & Weld Counties CO St. Vrain
Valley School District GO	5.000%	12/15/18 (Prere.)	100	109
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.250%	11/1/18 (Prere.)	155	168
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.500%	11/1/18 (Prere.)	400	436
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	120
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	59
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	235
Denver CO City & County Airport Revenue	4.000%	11/15/43	170	180
Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/46	150	160
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	200	134
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	230	148
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32 (14)	155	92
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/37 (14)	350	138
Regional Transportation District of Colorado COP	5.000%	6/1/39	245	278
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	50	50
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	418
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	4.500%	11/1/34 (4)	80	83
University of Colorado Enterprise System Revenue	5.000%	6/1/37	125	146
University of Colorado Enterprise System Revenue	5.000%	6/1/43	250	291
				3,389
Connecticut (1.4%)
Connecticut GO	5.000%	11/1/16 (Prere.)	345	345
Connecticut GO	5.000%	6/15/17	500	513
Connecticut GO	5.000%	10/15/20	150	170
Connecticut GO	5.000%	12/15/20	280	282
Connecticut GO	5.000%	12/1/21	400	446
Connecticut GO	5.000%	10/15/22	180	213
Connecticut GO	5.000%	12/1/22	100	104
Connecticut GO	5.000%	3/15/24	275	330
Connecticut GO	5.000%	10/15/25	100	119
Connecticut GO	5.000%	11/1/26	310	334
Connecticut GO	5.000%	8/15/27	500	608
Connecticut GO	5.000%	11/15/27	500	606
Connecticut GO	5.000%	11/15/28	300	360
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	4.700%	7/1/29	100	103
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	4.850%	7/1/37	290	297

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	445	473
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.050%	7/1/42	200	205
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	100	101
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/19	175	190
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	315	381
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	150	184
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	950	1,196
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	100	122
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	300	360
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	270
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	119
				8,431
Delaware (0.2%)
Delaware GO	5.000%	7/1/23	400	493
Delaware Transportation Authority Transportation
System Revenue	5.000%	6/1/55	450	510
				1,003
District of Columbia (1.0%)
District of Columbia GO	5.000%	6/1/24	75	91
District of Columbia GO	4.750%	6/1/33 (14)	520	531
District of Columbia GO	5.000%	6/1/33 (4)	430	449
District of Columbia GO	5.000%	6/1/33	155	184
District of Columbia GO	5.000%	6/1/33 (13)	105	111
District of Columbia GO	5.000%	6/1/34	500	593
District of Columbia GO	4.750%	6/1/36 (14)	240	245
District of Columbia GO	4.500%	6/1/37 (14)	100	102
District of Columbia GO	5.000%	6/1/37	180	213
District of Columbia GO	4.000%	6/1/41	170	185
District of Columbia GO	5.000%	6/1/41	200	238
District of Columbia Income Tax Revenue	5.000%	12/1/23	150	181
District of Columbia Income Tax Revenue	5.250%	12/1/26	420	472
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	260
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	121
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	285	333
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	930	1,088
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	125	141
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	145	163
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	20	22

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	130	55
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	35
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	388
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.250%	10/1/44	20	22
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	270	300
				6,523
Florida (3.6%)
Broward County FL Airport System Revenue	5.000%	10/1/42	420	482
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	60	64
Broward County FL School Board COP	5.000%	7/1/24	125	153
Broward County FL Water & Sewer Utility
Revenue	5.250%	10/1/18 (Prere.)	500	541
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/41 (4)	280	322
Duval County FL School Board COP	5.000%	7/1/17 (Prere.)	300	309
Florida Board of Education Lottery Revenue	5.000%	7/1/24	220	273
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	100	103
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	205	218
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	110	125
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	250	291
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	225	269
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	715	804
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/37 (14)	145	149
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	105	114
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	125	135
Florida Municipal Power Agency Revenue	5.250%	10/1/19	135	150
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	345
Florida Water Pollution Control Financing
Corp. Revenue	5.000%	1/15/20	200	217
Fort Lauderdale FL Water & Sewer Revenue	4.750%	9/1/17 (Prere.)	100	103
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	451
Hillsborough County FL School Board
(Master Lease Program) COP	5.000%	7/1/26	55	68
Hillsborough County FL School Board
(Master Lease Program) COP	5.000%	7/1/29	200	231
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	40	46

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.500%	10/1/17 (Prere.)	105	108
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.250%	10/1/17 (Prere.)	325	338
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	375	404
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	301
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	100	113
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/36	305	342
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	250	292
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	100	112
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	165	178
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	110	119
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/38	500	592
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	100	107
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	180	207
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	200	245
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	370	414
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	255	268
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	200	55
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	475	127
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	100	102
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	150	160
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	107
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	120	128
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	107
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	250	266
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	195	214
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	75
Miami-Dade County FL School Board COP	3.250%	2/1/33	695	697
Miami-Dade County FL School District GO	5.000%	3/15/46	750	866
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/17 (Prere.)	175	182
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	560	636
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	300	353
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	200

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	195	224
Miami-Dade County FL Water & Sewer Revenue	5.125%	10/1/18 (Prere.)	440	475
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/18 (4)	300	325
Miami-Dade County FL Water & Sewer Revenue	6.000%	10/1/18 (Prere.)	110	121
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23	100	122
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	250	311
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/34	65	73
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (12)	100	112
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42	600	688
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	135	139
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	310	348
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	240	273
Orlando FL Contract Tourist Development
Tax Payments Revenue	5.250%	11/1/31	200	240
Orlando FL Contract Tourist Development
Tax Payments Revenue	5.000%	11/1/44	400	459
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	400	431
Orlando FL Utility Commission Utility System
Revenue	5.000%	4/1/19 (Prere.)	1,000	1,095
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	125	153
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/25	125	157
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/22	50	39
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/32	45	35
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/39	590	447
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	5.375%	10/1/47	140	155
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	210	223
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	105	111
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	65	71
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/21 (Prere.)	5	6
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	95	110
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	100	108
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	10	11
South Florida Water Management District COP	5.000%	10/1/33	275	328
Tallahassee FL Utility System Revenue	5.000%	10/1/32	105	109
Tallahassee FL Utility System Revenue	5.000%	10/1/37	150	155
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	85	92
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (ETM)	120	129
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	130	145
				22,398

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (2.3%)
Atlanta GA Metropolitan Rapid Transit Authority
Revenue	5.000%	7/1/39	215	236
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	245	281
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	50	57
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,120	1,292
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	135	156
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	197
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	550	652
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	100	117
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	475	554
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	215	251
Georgia GO	5.000%	7/1/17	250	257
Georgia GO	5.000%	7/1/17	1,000	1,029
Georgia GO	4.000%	9/1/17	215	221
Georgia GO	5.000%	7/1/18 (Prere.)	150	160
Georgia GO	5.000%	1/1/19 (Prere.)	350	380
Georgia GO	5.000%	7/1/19	665	736
Georgia GO	5.000%	7/1/19	100	111
Georgia GO	5.000%	10/1/21	250	296
Georgia GO	5.000%	2/1/22	100	119
Georgia GO	4.500%	11/1/22	135	156
Georgia GO	5.000%	7/1/24	130	139
Georgia GO	5.000%	7/1/27	100	120
Georgia Road & Tollway Authority GAN	5.000%	6/1/17	200	205
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	1,000	1,165
Gwinnett County GA School District GO	4.500%	10/1/17	200	207
Gwinnett County GA School District GO	5.000%	8/1/22	1,000	1,209
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	4.500%	7/1/17 (Prere.)	185	190
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	570	649
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/36	180	198
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	400	448
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	100	115
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	200	202
Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.000%	9/1/18 (Prere.)	555	596
Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.000%	10/1/38	500	599
Private Colleges & University Authority of Georgia
Revenue (Savannah College of Art & Design)	5.000%	4/1/44	500	561
Sandy Springs GA Public Facilities Authority
(City Center Project)	5.000%	5/1/41	500	598
				14,459
Hawaii (0.7%)
Hawaii GO	5.000%	5/1/18 (Prere.)	95	101
Hawaii GO	5.000%	5/1/18 (Prere.)	5	5
Hawaii GO	5.000%	12/1/18	500	542
Hawaii GO	5.000%	12/1/21 (Prere.)	90	107
Hawaii GO	5.000%	12/1/21 (Prere.)	135	161
Hawaii GO	5.000%	12/1/21 (Prere.)	125	149
Hawaii GO	5.000%	12/1/21 (Prere.)	65	77

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	8/1/23	115	141
Hawaii GO	5.000%	8/1/23 (Prere.)	40	49
Hawaii GO	5.000%	8/1/25	245	304
Hawaii GO	5.000%	12/1/26	260	304
Hawaii GO	5.000%	10/1/27	500	621
Hawaii GO	5.000%	12/1/27	195	228
Hawaii GO	5.000%	8/1/28	50	61
Hawaii GO	5.000%	12/1/28	100	117
Hawaii GO	5.000%	8/1/29	50	61
Hawaii GO	5.000%	8/1/30	125	149
Hawaii GO	5.000%	8/1/30	300	362
Hawaii GO	3.000%	4/1/36	470	470
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/37	175	205
				4,214
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.250%	7/15/18 (Prere.)	65	70
Idaho Housing & Finance Association RAN	5.000%	7/15/26	75	92
				162
Illinois (4.3%)
Chicago IL GO	5.000%	1/1/23	35	37
Chicago IL GO	5.000%	12/1/23 (2)	100	100
Chicago IL GO	4.300%	1/1/24 (2)	100	100
Chicago IL GO	5.000%	1/1/27 (4)	200	213
Chicago IL GO	4.750%	1/1/28 (14)	75	75
Chicago IL GO	4.750%	1/1/32 (4)	170	171
Chicago IL GO	5.500%	1/1/33	100	106
Chicago IL GO	5.500%	1/1/34	150	159
Chicago IL GO	4.750%	1/1/36 (4)	395	396
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/16 (Prere.)	145	146
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	108
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	337
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	60	75
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	88
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	70
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	480	483
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	185	225
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	100	121
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	85	102
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	200	236
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	140	156
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	50	54
Chicago IL O’Hare International Airport Revenue	4.500%	1/1/38 (4)	610	630
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39	525	597
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	435	502
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/41	25	30
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/44	125	142
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	284
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	500	547
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28 (14)	275	189

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	166
Chicago IL Water Revenue	5.000%	11/1/29	50	56
Chicago IL Water Revenue	5.000%	11/1/32 (2)	250	251
Chicago IL Water Revenue	5.250%	11/1/38	350	367
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	291
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	175	176
Cook County IL GO	5.000%	11/15/17 (14)	300	312
Cook County IL GO	5.000%	11/15/18	25	27
Cook County IL GO	5.000%	11/15/21	25	27
Cook County IL GO	5.250%	11/15/22	100	113
Cook County IL GO	5.000%	11/15/23	250	293
Cook County IL GO	5.250%	11/15/24	200	227
Cook County IL GO	5.250%	11/15/25	100	113
Cook County IL GO	5.000%	11/15/28	85	92
Cook County IL Sales Tax Revenue	5.000%	11/15/37	250	280
Illinois Finance Authority Revenue
(DePaul University)	6.125%	4/1/21 (Prere.)	205	249
Illinois Finance Authority Revenue
(Illinois Wesleyan University)	5.000%	9/1/46	140	156
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/32	90	96
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/33	50	53
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/49	90	93
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/51	75	83
Illinois GO	5.000%	7/1/20	125	134
Illinois GO	4.000%	9/1/20	135	140
Illinois GO	5.000%	7/1/21	125	136
Illinois GO	5.000%	8/1/21	535	583
Illinois GO	5.000%	5/1/22	55	60
Illinois GO	5.000%	8/1/22 (4)	200	222
Illinois GO	4.000%	9/1/22	200	208
Illinois GO	5.000%	7/1/23	50	55
Illinois GO	5.000%	8/1/23	480	529
Illinois GO	5.000%	1/1/24	50	52
Illinois GO	5.000%	3/1/25	390	417
Illinois GO	5.500%	7/1/25	210	236
Illinois GO	4.000%	8/1/25	170	173
Illinois GO	5.000%	8/1/25	60	64
Illinois GO	5.500%	7/1/26	160	179
Illinois GO	5.000%	2/1/27	50	54
Illinois GO	5.000%	2/1/27	500	552
Illinois GO	5.000%	3/1/28	150	151
Illinois GO	5.000%	9/1/28 (4)	50	50
Illinois GO	5.000%	11/1/28 (2)	100	100
Illinois GO	5.000%	5/1/29	75	80
Illinois GO	5.250%	7/1/29	130	142
Illinois GO	4.000%	2/1/31 (4)	250	250
Illinois GO	5.000%	3/1/34	1,370	1,375
Illinois GO	5.000%	5/1/35	150	156
Illinois GO	5.000%	5/1/36	50	52
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	117

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	175	208
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	267
Illinois Regional Transportation Authority Revenue	6.500%	7/1/26 (14)	65	87
Illinois Sales Tax Revenue	4.750%	6/15/19 (Prere.)	75	82
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	160	178
Illinois Sales Tax Revenue	5.000%	6/15/20	100	113
Illinois Sales Tax Revenue	5.000%	6/15/20	220	249
Illinois Sales Tax Revenue	5.000%	6/15/23	400	480
Illinois Sales Tax Revenue	5.000%	6/15/24	315	376
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	90	63
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	330	378
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	50	53
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	201
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	90	107
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	864
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	432
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	375	428
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	150	173
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	200	230
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	500	503
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	105	82
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	180	118
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	40
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	255	115
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	520	151
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	162
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	50	53
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/50	235	250
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/20 (14)	215	193
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	70	78
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	100	115
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	65	72
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	365	193

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	130	66
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	200	79
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/41	200	59
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	4.250%	6/15/42	315	319
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/43 (4)	320	97
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/45 (4)	340	94
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	340	355
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.200%	6/15/50	350	369
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/50	570	103
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51 (4)	570	114
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51	185	32
Northern Illinois Municipal Power Agency
Project Revenue	4.000%	12/1/32	175	188
Northern Illinois Municipal Power Agency
Project Revenue	4.000%	12/1/35	185	196
Northern Illinois Municipal Power Agency
Project Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	225	236
Northern Illinois Municipal Power Agency
Project Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	130	136
Springfield IL Electric Revenue	5.000%	3/1/18 (Prere.)	365	385
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	92
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	41
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	128
				26,450
Indiana (0.4%)
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	220	278
Indiana Finance Authority Highway Revenue	5.000%	6/1/27	300	381
Indiana Finance Authority Revenue	5.000%	2/1/25	50	63
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/21 (Prere.)	235	273

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	145	166
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	111
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	500	579
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	150	164
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	100	110
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/29 (12)	60	65
				2,190
Iowa (0.2%)
Iowa Finance Authority Revenue	5.000%	8/1/20	285	326
Iowa Special Obligation Revenue	5.000%	6/1/28	250	310
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/19 (Prere.)	555	611
				1,247
Kansas (0.3%)
Kansas Department of Transportation Highway
Revenue	5.500%	3/1/19 (4)	205	227
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	30	34
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	750	924
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/34	195	236
Seward County KS Unified School District
No. 480 GO	5.000%	9/1/39	500	568
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	86
				2,075
Kentucky (0.5%)
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	110	116
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	170
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	110	116
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	345	368
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	160	174
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	320	348
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	230	252
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	120	129
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	105	125
Kentucky Property & Building Commission
Revenue	5.250%	2/1/24 (12)	15	16
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26	500	613

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Property & Building Commission
Revenue	5.500%	11/1/28	30	33
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	235
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System	3.000%	5/15/46	500	467
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/34	100	116
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	4.250%	5/15/38 (12)	65	68
				3,346
Louisiana (0.8%)
East Baton Rouge Parish LA Sewer Commission
Revenue	5.250%	2/1/19 (Prere.)	55	60
Lafayette LA Communications System Revenue	5.250%	11/1/17 (Prere.)	275	287
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	500	600
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	145	172
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	150	175
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	110	128
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	290	322
Louisiana GO	5.000%	8/1/25	100	122
Louisiana GO	5.000%	9/1/34	1,000	1,181
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/43	100	112
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	4.000%	2/1/48	130	135
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	495	573
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/39	100	116
Louisiana Public Facilities Authority Lease Revenue	5.000%	7/1/51	150	169
Louisiana Public Facilities Authority Lease Revenue	5.000%	7/1/56	150	166
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	215	235
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	160	183
				4,736
Maryland (2.5%)
Baltimore County MD GO	3.000%	2/1/34	295	299
Baltimore MD Project Revenue	4.500%	7/1/32 (2)	300	307
Baltimore MD Project Revenue	5.000%	7/1/38	60	69
Baltimore MD Project Revenue	5.000%	7/1/41	660	756
Baltimore MD Project Revenue	5.000%	7/1/43	105	121
Howard County MD GO	3.000%	2/15/30	100	103
Maryland Department of Transportation Revenue	5.000%	9/1/18 (Prere.)	205	220
Maryland Department of Transportation Revenue	5.000%	2/15/23	500	610
Maryland Department of Transportation Revenue	3.000%	12/15/30	755	776
Maryland GO	5.000%	3/1/18	100	105

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	7/15/18 (Prere.)	115	123
Maryland GO	5.000%	3/1/19	110	120
Maryland GO	5.000%	3/1/19 (Prere.)	60	66
Maryland GO	5.000%	3/15/19	125	137
Maryland GO	5.000%	3/15/19 (Prere.)	240	263
Maryland GO	5.000%	8/1/19 (Prere.)	200	222
Maryland GO	5.000%	8/1/20	500	573
Maryland GO	5.000%	8/1/21	125	143
Maryland GO	5.000%	8/1/21	1,200	1,414
Maryland GO	5.000%	3/1/22 (Prere.)	250	299
Maryland GO	5.000%	3/1/22	250	290
Maryland GO	5.000%	8/1/23	250	309
Maryland GO	5.000%	3/1/24	430	526
Maryland GO	5.000%	6/1/24	940	1,178
Maryland GO	4.000%	8/1/24	700	825
Maryland GO	5.000%	8/1/24	200	251
Maryland GO	5.000%	8/1/24	115	142
Maryland GO	5.000%	3/1/26	75	91
Maryland GO	5.000%	6/1/26	1,000	1,241
Maryland GO	3.000%	3/1/27	350	366
Maryland GO	4.000%	8/1/27	140	160
Maryland GO	3.000%	3/1/28	295	307
Maryland GO	3.000%	3/1/30	200	208
Maryland GO	3.000%	6/1/31	500	511
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/38 (4)	100	106
Maryland Transportation Authority Facilities
Projects Revenue	4.500%	7/1/41 (4)	670	685
Montgomery County MD GO	5.000%	7/1/21	200	235
Montgomery County MD GO	5.000%	11/1/23	750	930
Montgomery County MD GO	5.000%	11/1/25	500	627
Montgomery County MD GO	5.000%	11/1/26	50	62
				15,776
Massachusetts (4.5%)
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	53
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	150	175
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	115	119
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	130	139
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/18	425	457
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	90	117
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	535	626
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	560	622
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	40	45
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	25	28

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	145	149
Massachusetts Development Finance Agency
Revenue (Brandeis University)	5.000%	10/1/35	165	183
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,015	1,167
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	380	450
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	60	75
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	320	395
Massachusetts GO	5.000%	8/1/17 (Prere.)	500	516
Massachusetts GO	5.000%	8/1/17 (Prere.)	360	372
Massachusetts GO	5.000%	8/1/18 (Prere.)	125	134
Massachusetts GO	5.500%	8/1/18	145	157
Massachusetts GO	5.000%	3/1/19 (Prere.)	100	109
Massachusetts GO	5.000%	7/1/19 (Prere.)	50	55
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	117
Massachusetts GO	5.000%	8/1/21 (Prere.)	100	118
Massachusetts GO	5.250%	8/1/21	75	89
Massachusetts GO	5.250%	9/1/21 (4)	500	594
Massachusetts GO	5.250%	8/1/22	250	304
Massachusetts GO	5.000%	3/1/23	1,000	1,215
Massachusetts GO	5.250%	8/1/23	75	93
Massachusetts GO	5.000%	10/1/23	150	177
Massachusetts GO	5.000%	7/1/24	335	416
Massachusetts GO	5.250%	9/1/25 (4)	150	192
Massachusetts GO	5.000%	7/1/26	500	637
Massachusetts GO	5.000%	7/1/27	775	922
Massachusetts GO	4.000%	10/1/27	225	247
Massachusetts GO	4.000%	11/1/29	100	110
Massachusetts GO	5.000%	7/1/30	505	612
Massachusetts GO	5.000%	7/1/33	100	120
Massachusetts GO	5.000%	8/1/35	100	116
Massachusetts GO	3.375%	10/1/35	200	203
Massachusetts GO	4.000%	9/1/37	200	216
Massachusetts GO	3.250%	9/1/38	200	200
Massachusetts GO	3.600%	10/1/38	160	163
Massachusetts GO	4.000%	5/1/39	255	272
Massachusetts GO	3.625%	10/1/39	100	102
Massachusetts GO	4.000%	5/1/40	100	106
Massachusetts GO	3.625%	10/1/41	800	811
Massachusetts GO	4.000%	4/1/42	955	1,005
Massachusetts GO	4.500%	12/1/43	1,200	1,332
Massachusetts GO	5.000%	7/1/45	400	470
Massachusetts GO	5.000%	3/1/46	585	679
Massachusetts GO	4.000%	4/1/46	770	819
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/17 (Prere.)	685	712
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	335	376
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	100	137
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	187

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	240	247
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	90	93
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/17 (Prere.)	725	748
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	75	83
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/19	595	664
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	750	898
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	320
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	55	65
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	360	419
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	300	321
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	125	165
Massachusetts State Health & Educational
Facilities Authority Revenue Prerefunded-Berklee
CLG Music	5.000%	10/1/17 (Prere.)	170	177
Massachusetts State Health & Educational
Facilities Authority Revenue Unrefunded-Berklee
CLG Music	5.000%	10/1/37	10	10
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.375%	6/1/43	85	93
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	750	884
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	163
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/18	120	129
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/19	100	112
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/22	400	484
Massachusetts Water Resources Authority
Revenue	4.500%	2/1/17 (Prere.)	100	101
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	233
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	188
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	80	106
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	125	145
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	544
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	250	298

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	85	99
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	150	159
				27,960
Michigan (1.8%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	110	135
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	152
Detroit MI GO	5.250%	3/1/17 (Prere.)	100	104
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/29 (13)	100	106
Detroit MI Sewage Disposal System Revenue	5.000%	7/1/36 (14)	110	110
Detroit MI Water Supply System Revenue	5.750%	7/1/23 (13)	250	269
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	288
Karegnondi Water Authority Michigan Water Supply
System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/28	500	584
Kent County MI Airport Revenue (Gerald R. Ford
International Airport)	5.000%	1/1/17 (Prere.)	100	101
Lansing MI Board of Water & Light Utility System
Revenue	5.000%	7/1/37	50	57
Lansing MI Board of Water & Light Utility System
Revenue	5.500%	7/1/41	250	293
Michigan Building Authority Revenue	5.000%	4/15/19	215	235
Michigan Building Authority Revenue	5.000%	4/15/22	100	118
Michigan Building Authority Revenue	5.000%	4/15/23	115	139
Michigan Building Authority Revenue	5.000%	10/15/32	250	299
Michigan Building Authority Revenue	5.000%	10/15/33	125	149
Michigan Building Authority Revenue	5.000%	4/15/38	130	151
Michigan Building Authority Revenue	5.000%	4/15/41	500	585
Michigan Building Authority Revenue	5.000%	10/15/50	110	126
Michigan Finance Authority Revenue	5.000%	4/1/19	250	271
Michigan Finance Authority Revenue	5.000%	4/1/21	250	284
Michigan Finance Authority Revenue	5.000%	7/1/44	500	552
Michigan Finance Authority Revenue
(Detroit School District)	5.000%	5/1/18	600	633
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/25 (4)	250	300
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/25 (4)	400	481
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/26 (4)	280	334
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/32 (4)	115	132
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/34	485	549
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	200	210
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	200	221
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	122
Michigan GAN	5.000%	3/15/22	300	354
Michigan GAN	5.000%	3/15/27	250	312
Michigan GO	5.250%	9/15/17 (Prere.)	245	254
Michigan GO	5.000%	11/1/18 (Prere.)	50	54
Michigan GO	5.000%	5/1/19	65	69

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Grant Anticipation Revenue	5.250%	9/15/17 (Prere.)	400	416
Michigan Trunk Line Revenue	5.500%	11/1/18	65	71
Michigan Trunk Line Revenue	5.000%	11/1/19	50	56
University of Michigan Revenue	5.000%	4/1/40	500	599
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	230	260
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	155	168
Wayne State University Michigan Revenue	5.000%	11/15/24 (4)	200	216
Western Michigan University Revenue	5.000%	5/15/18 (Prere.)	50	53
				10,972
Minnesota (0.8%)
Hennepin County MN Sales Tax Revenue	4.750%	12/15/33	250	261
Minnesota General Fund Revenue	5.000%	3/1/29	760	888
Minnesota GO	5.000%	8/1/17	125	129
Minnesota GO	5.000%	8/1/17 (Prere.)	545	562
Minnesota GO	5.000%	8/1/17 (Prere.)	145	150
Minnesota GO	5.000%	8/1/19	200	222
Minnesota GO	5.000%	11/1/19	75	84
Minnesota GO	5.000%	8/1/20	500	573
Minnesota GO	5.000%	8/1/21	485	553
Minnesota GO	5.000%	8/1/22	160	182
Minnesota GO	5.000%	8/1/23	200	228
Minnesota GO	5.000%	8/1/23	540	666
Minnesota GO	5.000%	8/1/25	500	636
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40	60	69
				5,203
Mississippi (0.3%)
Mississippi Development Bank Special Obligation
Revenue	5.250%	8/1/20 (Prere.)	500	576
Mississippi GO	5.000%	10/1/20	75	86
Mississippi GO	5.000%	11/1/21	150	178
Mississippi GO	5.000%	10/1/36	855	993
				1,833
Missouri (0.3%)
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue	5.000%	10/1/28	100	107
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	150	177
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.125%	4/1/18 (Prere.)	300	318
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	573
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	50	61
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/17 (Prere.)	140	141
Missouri Joint Municipal Electric Utility Commission
Power Project Revenue (Iatan 2 Project)	6.000%	1/1/19 (Prere.)	115	127
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	143
St. Louis MO Airport Revenue (Lambert-St. Louis
International Airport)	5.500%	7/1/30 (14)	50	64
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	250	292
				2,003

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nebraska (0.3%)
Nebraska GO (Lincoln-West Haymarket Joint
Public Agency)	5.000%	12/15/42	50	58
Nebraska Public Power District Revenue	5.000%	1/1/40	880	1,014
Omaha NE Public Power District Electric Revenue	5.000%	2/1/21	150	174
Omaha NE Public Power District Electric Revenue	5.000%	2/1/28	250	311
Omaha NE Public Power District Electric Revenue	4.000%	2/1/38	175	189
Omaha NE Public Power District Electric Revenue	4.000%	2/1/42	150	158
Omaha NE Public Power District Electric Revenue	5.250%	2/1/42	135	160
				2,064
Nevada (1.9%)
Clark County NV GO	5.000%	11/1/16 (Prere.)	90	90
Clark County NV GO	5.000%	11/1/24 (2)	135	135
Clark County NV GO	5.000%	11/1/27	600	754
Clark County NV GO	5.000%	6/1/33	55	58
Clark County NV GO	5.000%	6/1/38	295	312
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	552
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.000%	7/1/17 (Prere.)	200	206
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.000%	7/1/17 (Prere.)	100	103
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.000%	7/1/30	100	110
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.250%	7/1/39 (4)	115	127
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.250%	7/1/42	110	122
Clark County NV School District GO	4.500%	6/15/17 (14)	55	56
Clark County NV School District GO	5.500%	6/15/17	100	103
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	245	257
Clark County NV School District GO	5.000%	6/15/18	720	767
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	1,125	1,200
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	400	427
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	155	165
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	320	341
Clark County NV School District GO	5.000%	6/15/20	250	266
Clark County NV School District GO	5.000%	6/15/21 (14)	125	132
Clark County NV School District GO	5.000%	6/15/22 (14)	75	79
Clark County NV School District GO	5.000%	6/15/22	50	53
Clark County NV School District GO	5.000%	6/15/23 (14)	325	343
Clark County NV School District GO	3.500%	6/15/24 (14)	125	127
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	155	190
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	160	194
Las Vegas NV GO	6.000%	4/1/19 (Prere.)	100	112
Las Vegas Valley Water District Nevada GO	5.000%	2/1/30	220	231
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	150	157
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	105	110
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	60	68
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	865	1,021
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	200	213
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	285	328
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/17 (Prere.)	125	131

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/22	50	59
Nevada GO	5.000%	12/1/17 (Prere.)	100	105
Nevada GO	5.000%	4/1/24	110	135
Nevada GO	5.000%	11/1/24	115	143
Nevada GO	5.000%	11/1/26	250	309
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	100	105
Truckee Meadows NV Water Authority Water
Revenue	4.500%	7/1/30 (4)	200	205
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/29	885	957
				11,658
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/19 (Prere.)	365	405

New Jersey (5.7%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.125%	11/1/16 (4)	150	150
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.125%	11/1/17 (4)	90	94
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20	145	164
New Jersey COP	5.250%	6/15/30	250	269
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	495	571
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	155	173
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	100	106
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	100	102
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	130	145
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	333
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/17 (ETM)	15	15
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (Prere.)	120	124
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	590	611
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	1,000	1,091
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	400	430
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	220	239
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/21	250	274
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	100	115
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	350	388
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	575	641

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	750	836
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	1,515	1,687
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	250	277
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	155	172
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	118
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/27	165	186
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	455	503
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	180	198
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	150	161
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	100	108
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	100	111
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	215	231
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	140	150
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	100	103
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/33	160	165
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	1,000	1,056
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	300	307
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/45	140	155
New Jersey Equipment Lease Purchase COP	5.000%	6/15/21	100	106
New Jersey GO	5.000%	6/1/20	300	335
New Jersey GO	5.000%	6/1/22	500	583
New Jersey GO	5.000%	6/1/28	125	149
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	15	16
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/38	40	42
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	100	110
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	150	162
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	200	219

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	150	157
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	150	157
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	150	157
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	100	113
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	160	167
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	200	227
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	300	339
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	300	336
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	200	208
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	150	166
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	225	234
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	250	260
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	580	641
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	12/15/25 (2)	245	254
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	100	110
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.750%	12/15/31	200	216
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	250	271
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	170	67
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	150	160
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	460	495
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	400	431
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	50	54
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	400	402
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	160	161
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	440	443
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (4)	110	111
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	200	218

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	325	357
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	635	722
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	139
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	65	72
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	170	195
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	430	485
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	255	292
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	159
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	250	285
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	150	105
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/26 (2)	100	104
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/27 (2)	130	135
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	745	472
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	220	135
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	100	58
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	280	156
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	495	253
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	769
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	500	559
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	865	456
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	60	29
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	100	103
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	305	133
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	274
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	415	157
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	720	258

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	150	54
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.875%	12/15/38	200	217
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	250	272
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	155	53
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	380	123
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	370	393
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	315	339
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	80	87
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	150	168
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	200	238
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	240	305
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	170	201
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	50	64
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	100	118
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	100	120
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	100	119
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	400	469
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	170	201
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	255	301
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	790	903
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	100	105
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	435	496
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	850	981
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of Newark
Redevelopment Projects)	4.375%	1/1/37 (14)	105	105
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	346
South Jersey Transportation Authority New Jersey
Transportation System Revenue	5.000%	11/1/20	130	145
				35,170
New Mexico (0.1%)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	350	360
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/18	125	133
				493
New York (20.8%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	625	729
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	255	298
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	175	47
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	62
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	200	229

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	905	915
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	1,425	1,442
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	1,015	1,027
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/16 (Prere.)	190	191
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/16 (Prere.)	10	10
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	400	443
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	135	150
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	150	167
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	335	377
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/19 (Prere.)	300	333
Long Island NY Power Authority Electric System
Revenue	6.000%	5/1/19 (Prere.)	550	618
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/22 (4)	100	91
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/26 (4)	110	89
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	100	117
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/28 (4)	270	203
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	500	574
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	495	576
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	105	120
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/45	200	230
Nassau County NY GO	5.000%	4/1/39	250	287
Nassau County NY GO	5.000%	4/1/43	300	343
New York City NY GO	5.000%	8/1/17	285	294
New York City NY GO	5.000%	8/1/17	100	103
New York City NY GO	5.000%	8/1/17	550	568
New York City NY GO	5.000%	8/1/18	405	433
New York City NY GO	5.000%	8/1/18	500	535
New York City NY GO	5.000%	8/1/18	240	257
New York City NY GO	5.000%	8/1/18	500	535
New York City NY GO	5.000%	5/15/19 (Prere.)	15	17
New York City NY GO	5.000%	8/1/19	120	133
New York City NY GO	5.000%	8/1/19	195	216
New York City NY GO	5.000%	8/1/19	175	194
New York City NY GO	4.000%	9/1/19	255	270
New York City NY GO	5.000%	8/1/20	310	353
New York City NY GO	5.000%	8/1/20	500	569
New York City NY GO	5.000%	8/1/20	1,300	1,480

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/20	210	232
New York City NY GO	5.000%	4/1/21	705	817
New York City NY GO	5.000%	8/1/21	125	138
New York City NY GO	5.000%	8/1/21	300	351
New York City NY GO	5.000%	8/1/22	120	144
New York City NY GO	5.000%	8/1/22	300	359
New York City NY GO	5.000%	8/1/22	60	72
New York City NY GO	5.000%	8/1/22	60	72
New York City NY GO	5.000%	4/1/23	700	832
New York City NY GO	5.000%	8/1/23	125	138
New York City NY GO	5.000%	8/1/23	250	293
New York City NY GO	5.000%	4/1/24	150	159
New York City NY GO	5.000%	8/1/24	435	540
New York City NY GO	5.000%	8/1/24	550	683
New York City NY GO	5.000%	8/1/24	575	714
New York City NY GO	5.000%	2/1/25	120	126
New York City NY GO	5.000%	8/1/25	200	241
New York City NY GO	5.000%	8/1/25	170	208
New York City NY GO	5.000%	8/1/25	140	174
New York City NY GO	5.000%	8/1/25	350	440
New York City NY GO	5.000%	4/1/26	100	106
New York City NY GO	5.000%	8/1/26	500	596
New York City NY GO	5.500%	11/15/26	100	109
New York City NY GO	5.125%	12/1/26	100	105
New York City NY GO	5.000%	8/1/27	200	248
New York City NY GO	5.000%	8/1/28	300	365
New York City NY GO	5.000%	8/1/28	55	68
New York City NY GO	5.000%	10/1/28	225	268
New York City NY GO	5.000%	8/1/29	315	379
New York City NY GO	5.000%	8/1/29	240	288
New York City NY GO	5.000%	3/1/30	100	118
New York City NY GO	5.000%	10/1/30	200	233
New York City NY GO	5.000%	5/15/31	230	251
New York City NY GO	5.000%	8/1/32	110	130
New York City NY GO	5.000%	10/1/32	185	216
New York City NY GO	5.000%	8/1/35	50	58
New York City NY IDA (Yankee Stadium)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	100	100
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	4.500%	3/1/39 (3)	50	50
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	4.750%	3/1/46 (14)	100	100
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/46 (3)	565	568
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/17 (Prere.)	55	56
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/17 (Prere.)	85	87
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	15	16
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	240	281
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	170	191

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	120	143
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33 (14)	50	51
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	150	165
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	460	546
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/35	15	15
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	625	688
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/36 (4)	150	154
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	485	575
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	170	181
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/38	500	526
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	790	810
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	411
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39 (14)	205	209
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	100	118
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	300	354
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	700	769
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	195	231
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,220	1,340
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	260	287
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	120	133
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	180	194
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	115	132
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	740	858
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	65	76
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	555	637
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	400	472
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	100	107

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	655	759
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	775	899
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	300	347
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	290
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	1,190	1,386
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	413
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	750	889
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	200	243
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	295	368
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	165	204
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	215	264
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	160	187
New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	106
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/30	60	65
New York City NY Transitional Finance Authority
Building Aid Revenue	4.500%	1/15/31 (14)	350	352
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	80	97
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/33	315	346
New York City NY Transitional Finance Authority
Building Aid Revenue	6.000%	7/15/33	280	304
New York City NY Transitional Finance Authority
Building Aid Revenue	4.250%	1/15/34	245	246
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	700	733
New York City NY Transitional Finance Authority
Building Aid Revenue	5.375%	1/15/34	140	153
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	750	888
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	115
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36 (12)	100	101
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/39	245	269
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	300	349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	350	365

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	200	224
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	125	148
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	100	118
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/22	450	526
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	215	254
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	595	701
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	190
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	189
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	200	250
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	125	151
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	100	124
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	210	250
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	50	59
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	200	242
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	226
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	100	119
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	750	906
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	150	182
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	119
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	475	576
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	400	455
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	320	377
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	100	119
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	2/1/35	300	300
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	305	349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	500	598
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	450	536

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/37	625	740
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	200	236
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	85	100
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	60	70
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	165	195
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	500	599
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	480	546
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/40	750	881
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	440	511
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	600	696
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	500	588
New York Convention Center Development Corp.
Revenue	5.000%	11/15/40	100	117
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	120	125
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	80	83
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	100	104
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	145	157
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	70	76
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	300	334
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	150	167
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	50	56
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	250	250
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	115	132
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	120	141
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	275	331
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	275	330
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	100	121
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	500	555

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	308
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	475	566
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	100	108
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	179
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	315	316
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36 (4)	220	256
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	240	279
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	350	406
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	150	175
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	50	58
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	175	206
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	107
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	50	58
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	550	636
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	100	115
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	345	400
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	660	765
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	250	290
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	55	65
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	800	932
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	1,210	1,349
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	500	335
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	55	69
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	300	359
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	400	436
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	400	446
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	200	226

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	100	124
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/28	205	228
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	410	474
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	250	289
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/45	250	294
New York State Dormitory Authority Revenue	5.250%	5/15/19 (2)	50	55
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/38	410	437
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	400	462
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	265	319
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	170	187
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.125%	7/1/19 (Prere.)	250	277
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	170	205
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	220
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	100	101
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17	100	102
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17 (Prere.)	200	203
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	260	274
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	50	53
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	100	106
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	563
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	60	68
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	180	207
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	145	168
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	125	145
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	400	463
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	265	310
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	350	415

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	121
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	297
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	140	174
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	250	311
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	180	222
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	75	93
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	80	97
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	350	412
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	65	79
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	120
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	400	468
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	520	626
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	179
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	235	282
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	155	179
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	750	889
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	500	589
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	290	340
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	105	123
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	55	65
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,190	1,388
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	585	663
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	3/15/17	500	508
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	600	662
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/17	100	102
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	242
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	75	85

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	50	60
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	500	589
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/17	460	467
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	1,250	1,320
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	500	609
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	105	132
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	311
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	315
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	120	148
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	1,000	1,204
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	100	123
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	500	611
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	85	91
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/18	100	107
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/21	250	267
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.750%	6/15/32	100	102
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.500%	6/15/36	100	102
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	250	301
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	6/15/46	100	108
New York State GO	3.500%	3/1/43	350	365
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/20	100	106
New York State Thruway Authority Revenue	5.000%	5/1/19 (4)	985	1,081
New York State Thruway Authority Revenue	5.000%	5/1/19	1,290	1,416
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	130	136
New York State Thruway Authority Revenue	5.000%	1/1/26	350	411
New York State Thruway Authority Revenue	5.000%	1/1/31	330	381
New York State Thruway Authority Revenue	5.000%	1/1/31	125	148
New York State Thruway Authority Revenue	4.000%	1/1/56	100	104
New York State Thruway Authority Revenue	5.250%	1/1/56	100	118

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	175	198
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	574
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/19 (2)	285	315
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	250	282
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	232
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	340	389
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	60	70
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge
Trust Fund)	5.000%	4/1/18 (Prere.)	105	111
New York State Urban Development Corp.
Revenue	5.000%	1/1/18	150	157
New York State Urban Development Corp.
Revenue	5.500%	1/1/19	100	110
New York State Urban Development Corp.
Revenue	5.000%	3/15/20	240	270
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	200	214
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	400	407
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	50	53
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	55	58
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	157
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	170	191
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	300	355
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	300	363
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	260	320
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	270	329
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	300	378
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	1,000	1,248
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	160	199
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	200	239
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	400	481
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	65	77

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	55	66
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	500	608
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	133
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	185	220
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	250	296
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	300	361
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	296
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.250%	3/15/38	250	272
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18 (4)	100	105
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	310	338
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	460	517
Port Authority of New York & New Jersey Revenue	5.000%	12/1/20	75	87
Port Authority of New York & New Jersey Revenue	5.000%	12/1/21	60	71
Port Authority of New York & New Jersey Revenue	5.000%	5/1/26	100	125
Port Authority of New York & New Jersey Revenue	5.000%	12/1/30	70	85
Port Authority of New York & New Jersey Revenue	4.750%	7/15/31	100	106
Port Authority of New York & New Jersey Revenue	5.000%	11/15/31	250	261
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	250	303
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	500	555
Port Authority of New York & New Jersey Revenue	5.000%	6/1/33	255	304
Port Authority of New York & New Jersey Revenue	4.750%	7/15/33	620	659
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	50	60
Port Authority of New York & New Jersey Revenue	4.500%	11/15/34 (2)	85	88
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	60	71
Port Authority of New York & New Jersey Revenue	4.750%	11/1/36	140	152
Port Authority of New York & New Jersey Revenue	5.000%	8/15/37 (4)	125	129
Port Authority of New York & New Jersey Revenue	4.500%	10/15/37	385	420
Port Authority of New York & New Jersey Revenue	5.000%	11/15/37	400	418
Port Authority of New York & New Jersey Revenue	5.000%	12/1/38	565	668
Port Authority of New York & New Jersey Revenue	4.500%	9/15/39	300	327
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	550	650
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	300	351
Port Authority of New York & New Jersey Revenue	4.000%	10/15/45	360	391
Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	250	299
Port Authority of New York & New Jersey Revenue	6.125%	6/1/94	200	254
Suffolk County NY Water Authority Water System
Revenue	3.000%	6/1/32	200	203
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	110	119
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	185	217
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	80	95

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	590	699
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	495	600
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	80	99
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	75	94
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	125	147
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	105	127
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	175	205
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	200	136
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	160	105
Triborough Bridge & Tunnel Authority New York
Revenue	4.750%	11/15/30	540	570
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	140	89
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	50	53
Triborough Bridge & Tunnel Authority New York
Revenue	3.000%	11/15/34	240	244
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	50	53
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	805	866
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	70	83
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/23	600	712
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/24	500	606
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/26	750	931
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	245	297
Utility Debt Securitization Authority New York
Revenue	3.000%	12/15/32	100	103
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	50	61
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	185
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	250	301
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	200	221
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	805	967
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	400	474
				129,042

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (1.6%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/18 (Prere.)	115	123
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/29	250	312
Charlotte NC COP	3.000%	6/1/22	200	202
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	300	352
Charlotte NC Water & Sewer System Revenue	4.750%	7/1/33	255	271
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	4/1/19 (Prere.)	520	570
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	250	297
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	4.250%	7/1/42	255	255
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	500	586
North Carolina Capital Improvement Revenue	4.500%	5/1/28	475	526
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	545	591
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	370	457
North Carolina GAN	5.250%	3/1/20	215	236
North Carolina GAN PUT	4.000%	3/1/18	125	128
North Carolina GO	5.000%	5/1/19	120	132
North Carolina GO	5.000%	5/1/20	200	227
North Carolina GO	5.000%	5/1/20 (Prere.)	90	102
North Carolina GO	5.000%	5/1/22	500	601
North Carolina GO	5.000%	5/1/22	30	34
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	4.000%	1/1/18	70	73
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	230	250
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	55	59
North Carolina Revenue	5.000%	11/1/19	250	279
North Carolina Revenue	5.000%	5/1/22	475	567
North Carolina Revenue	5.000%	6/1/25	75	94
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/40	265	303
University of North Carolina University System
Revenue	5.000%	12/1/17 (Prere.)	2,120	2,218
Wake County NC GO	5.000%	3/1/22	200	239
				10,084
Ohio (1.7%)
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	105	111
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	325	368
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	50	53
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	50	60
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	150	163
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	210	234
Cleveland Heights OH City School District GO	4.500%	12/1/47	165	180

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	227
Cleveland State University Ohio General Receipts
Revenue	5.000%	6/1/37	95	109
Columbus OH GO	5.000%	7/1/25	100	127
Columbus OH GO	5.000%	7/1/26	405	520
Columbus OH Sewer Revenue	5.000%	6/1/27	50	62
Columbus OH Sewer Revenue	5.000%	6/1/28	500	618
Franklin County OH GO	5.000%	12/1/17 (Prere.)	100	105
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	300	331
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	110	129
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	250	294
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	335	392
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	270
Ohio GO	5.000%	9/15/21	200	236
Ohio GO	5.000%	9/15/24	535	668
Ohio GO	5.000%	9/15/25	250	316
Ohio State University General Receipts Revenue	5.000%	12/1/39	60	70
Ohio State University General Receipts Revenue	4.000%	6/1/43	145	155
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	100	49
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	930	423
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	122
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	215	83
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	465	173
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,060	1,188
Sandusky OH BAN	2.000%	10/5/17	450	454
Springboro OH BAN	1.500%	1/26/17	500	501
Springboro OH BAN	1.500%	3/30/17	1,000	1,002
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	295	342
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	520	543
				10,678
Oklahoma (0.1%)
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/47	200	230
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	100	101
				331
Oregon (0.5%)
North Clackamas County OR School District
No. 12 GO	4.500%	6/15/17 (Prere.)	50	51
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/19 (Prere.)	700	766
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	500	611
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	400	486
Oregon GO	4.500%	8/1/32	65	67
Oregon GO (Veterans Welfare)	4.700%	6/1/41	175	194
Port of Portland OR International Airport Revenue	5.500%	7/1/18 (Prere.)	50	54
Portland OR Sewer System Revenue	5.000%	3/1/35	120	134
Tri-County Metropolitan Transportation District of
Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	500	510
				2,873

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania (4.9%)
Allegheny County PA Airport Authority Revenue
(Pittsburgh International Airport)	5.000%	1/1/17 (4)	145	146
Allegheny County PA Airport Authority Revenue
(Pittsburgh International Airport)	5.000%	1/1/18 (4)	80	84
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	545	609
Allegheny County PA GO	5.000%	11/1/28	500	615
Allegheny County PA GO	5.000%	12/1/37	150	176
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	335	375
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	150	164
Chester County PA GO	5.000%	7/15/19 (Prere.)	75	83
Chester County PA GO	5.000%	7/15/28	25	28
Commonwealth Financing Authority Pennsylvania
Revenue	5.000%	6/1/36	100	112
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	7/1/17 (Prere.)	125	128
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	200	224
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	100	111
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	125	138
Delaware Valley PA Regional Finance Authority
Revenue	5.600%	7/1/17 (2)	50	52
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/17	250	258
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	60	75
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	705	905
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	115	130
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	7/1/17	600	617
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	1/1/19	390	424
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	1/1/20	360	398
Pennsylvania GO	5.000%	3/1/17	100	101
Pennsylvania GO	5.000%	5/1/17	100	102
Pennsylvania GO	4.500%	11/1/17 (Prere.)	1,250	1,296
Pennsylvania GO	5.000%	6/1/18	500	531
Pennsylvania GO	5.000%	7/1/18	100	107
Pennsylvania GO	5.000%	7/1/18	125	133
Pennsylvania GO	5.000%	2/15/19	75	81
Pennsylvania GO	5.000%	7/1/19	70	77
Pennsylvania GO	5.000%	7/1/20	275	310
Pennsylvania GO	5.000%	7/1/22	100	118
Pennsylvania GO	5.000%	4/15/24	200	218
Pennsylvania GO	5.000%	11/15/24	190	221
Pennsylvania GO	5.000%	6/1/25	500	585
Pennsylvania GO	5.000%	4/1/26	635	749
Pennsylvania GO	5.000%	6/15/26	100	120

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	9/15/26	1,150	1,427
Pennsylvania GO	5.000%	3/15/27	750	903
Pennsylvania GO	4.000%	10/15/28	100	110
Pennsylvania GO	5.000%	9/15/29	750	903
Pennsylvania GO	5.000%	3/15/31	200	234
Pennsylvania GO	4.000%	6/15/32	395	422
Pennsylvania GO	5.000%	10/15/32	430	496
Pennsylvania GO	4.000%	3/15/34	200	212
Pennsylvania GO	4.000%	9/15/34	500	539
Pennsylvania GO	3.000%	9/15/35	500	477
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	11/1/17 (Prere.)	125	130
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	113
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/29 (4)	100	117
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	4.500%	6/1/32 (4)	700	702
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/33 (4)	135	135
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	4.750%	5/15/19 (Prere.)	370	405
Pennsylvania State University Revenue	5.000%	9/1/41	200	237
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	58
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/18 (Prere.)	150	163
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	30	32
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	110	119
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	130	143
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	61
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10	11
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	120	133
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	100	112
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	6
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	73
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	310	363
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	23
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	110	130
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	108
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	60	73
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	60	67
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	365
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/28	120	138
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	200	248
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/30	35	40
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	200	259
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/34	630	737
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/35	165	188
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	595	654
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	510	630
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/38	100	104
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	695	764
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	150	163

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	360	393
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	85	98
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	155	170
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	140	154
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	715	821
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	287
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	282
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	168
Philadelphia PA Airport Revenue	5.000%	6/15/40	50	56
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	285	296
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	167
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	250	268
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	230	258
Philadelphia PA GO	5.000%	7/15/38	495	561
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/17 (4)	115	119
Philadelphia PA Water & Waste Water Revenue	4.250%	11/1/31 (2)	70	72
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	230	265
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	135	152
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	50	56
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	740	849
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/28	470	513
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	250	286
				30,441
Rhode Island (0.0%)
Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/40	100	116

South Carolina (1.4%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/24	125	154
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/27	350	423
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/30	780	930
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	127
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/40	50	56
Greenville County SC School District GO	5.000%	12/1/27	110	110
Greenville County SC School District Installment
Revenue	5.000%	12/1/25 (12)	150	151
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	275	313
South Carolina Public Service Authority Revenue	3.000%	12/1/46	600	575
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (Prere.)	100	109
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (Prere.)	480	524
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	90	99
South Carolina Public Service Authority Revenue	5.000%	1/1/20 (Prere.)	315	353
South Carolina Public Service Authority Revenue	5.000%	12/1/21	75	88
South Carolina Public Service Authority Revenue	4.000%	1/1/32	105	109
South Carolina Public Service Authority Revenue	5.000%	12/1/33	350	417

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/36	100	113
South Carolina Public Service Authority Revenue	5.000%	12/1/36	290	340
South Carolina Public Service Authority Revenue	5.125%	12/1/43	50	58
South Carolina Public Service Authority Revenue	5.000%	12/1/46	1,415	1,619
South Carolina Public Service Authority Revenue	5.000%	12/1/48	520	596
South Carolina Public Service Authority Revenue	5.000%	12/1/49	130	147
South Carolina Public Service Authority Revenue	5.000%	12/1/50	385	433
South Carolina Public Service Authority Revenue	5.500%	12/1/54	150	177
South Carolina Public Service Authority Revenue	5.000%	12/1/55	250	281
South Carolina Public Service Authority Revenue	5.250%	12/1/55	250	295
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	230	263
South Carolina Transportation Infrastructure
Revenue	3.375%	10/1/32	155	159
				9,019
Tennessee (0.4%)
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	110	123
Metropolitan Government of Nashville & Davidson
County TN Electric Revenue	5.000%	5/15/27	450	539
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	1/1/18 (Prere.)	485	509
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	1/1/18 (Prere.)	100	105
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	7/1/18	100	107
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	1/1/28	250	313
Tennessee GO	5.000%	8/1/18	490	525
Tennessee GO	5.000%	8/1/21	205	242
				2,463
Texas (10.1%)
Alamo TX Community College District GO	4.500%	8/15/33 (14)	100	103
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46	310	359
Austin TX Water & Wastewater System Revenue	5.000%	11/15/41	200	231
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/21 (Prere.)	100	119
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	275	331
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/40	300	340
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	100	112
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	185	224
Cypress-Fairbanks TX Independent School
District GO	4.500%	2/15/28	250	253
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	1,000	1,160
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/16 (Prere.)	145	145
Dallas TX Area Rapid Transit Sales Tax Revenue	4.750%	12/1/18 (Prere.)	55	59
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/18 (Prere.)	190	206
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	125	136
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	325	354
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	90	98
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	60	65
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29 (2)	170	222
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30 (2)	100	131
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32 (2)	5	5

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	350	410
Dallas TX GO	5.000%	2/15/18	100	105
Dallas TX GO	5.000%	2/15/23	75	91
Dallas TX GO	5.000%	2/15/24	100	118
Dallas TX GO	5.000%	2/15/25	300	366
Dallas TX GO	5.000%	2/15/26	375	455
Dallas TX Independent School District GO	5.500%	2/15/18 (Prere.)	155	164
Dallas TX Independent School District GO	6.375%	2/15/18 (Prere.)	1,000	1,071
Dallas TX Independent School District GO	5.000%	8/15/24	250	312
Dallas TX Independent School District GO	5.000%	8/15/28	130	158
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/37	500	595
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/41	50	59
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/33	100	119
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	80	90
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	50	57
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	150	173
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/44	165	190
Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/45	140	148
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/45	385	431
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/45	100	114
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	5.000%	3/1/32	50	59
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	5.000%	3/1/37	300	350
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	4.000%	3/1/46	300	315
Fort Bend TX Independent School District GO	5.000%	8/15/19	175	194
Fort Bend TX Independent School District GO	4.750%	8/15/34	50	53
Fort Worth TX Independent School District GO	5.000%	2/15/34	300	333
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	700	847
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	325	383
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	4/1/53	450	521
Harris County TX Flood Control District Revenue	5.000%	10/1/34	865	979
Harris County TX Flood Control District Revenue	5.000%	10/1/39	100	113
Harris County TX GO	5.750%	10/1/18 (Prere.)	350	382
Harris County TX GO	5.000%	8/15/22	50	60
Harris County TX GO	5.000%	10/1/23	205	235
Harris County TX GO	5.000%	8/15/28	250	310
Harris County TX GO	5.000%	10/1/28	500	618
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	350	405
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	223
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	175	86
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	64
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	575	617
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	150	166
Harris County TX Toll Road Revenue	5.000%	8/15/29	265	312
Houston TX Airport System Revenue	5.000%	7/1/27 (14)	730	749
Houston TX Community College GO	5.000%	2/15/34	130	152
Houston TX Community College System GO	5.000%	2/15/33	415	486
Houston TX Community College System GO	5.000%	2/15/36	400	446
Houston TX GO	5.000%	3/1/18	300	316
Houston TX GO	5.000%	3/1/18 (Prere.)	100	105

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX GO	5.250%	3/1/18 (Prere.)	310	328
Houston TX GO	5.000%	3/1/19 (Prere.)	90	98
Houston TX GO	5.000%	3/1/24	10	11
Houston TX GO	5.000%	3/1/24	500	586
Houston TX GO	5.000%	3/1/27	250	308
Houston TX GO	5.000%	3/1/28	500	611
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project)	4.750%	11/15/17 (Prere.)	150	156
Houston TX Independent School District GO	5.000%	2/15/17 (Prere.)	200	202
Houston TX Independent School District GO PUT	4.000%	6/1/17	500	509
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	160	167
Houston TX Utility System Revenue	5.375%	5/15/19 (Prere.)	110	122
Houston TX Utility System Revenue	5.000%	5/15/22	130	155
Houston TX Utility System Revenue	5.000%	5/15/24	250	309
Houston TX Utility System Revenue	5.000%	11/15/24	80	100
Houston TX Utility System Revenue	5.250%	11/15/28	215	249
Houston TX Utility System Revenue	5.250%	11/15/29	160	185
Houston TX Utility System Revenue	5.000%	11/15/34	200	236
Houston TX Utility System Revenue	5.000%	11/15/36	125	145
Houston TX Utility System Revenue	5.000%	11/15/44	75	87
Irving TX Combination Tax & Hotel Occupancy
Revenue GO	5.000%	8/15/39	375	407
Judson TX Independent School District GO	4.500%	2/1/17 (Prere.)	135	136
Judson TX Independent School District GO	4.500%	2/1/35	65	66
Keller TX Independent School District GO	5.250%	2/15/19 (Prere.)	180	197
Keller TX Independent School District GO	5.500%	2/15/19 (Prere.)	735	809
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	75	80
Lake Travis TX Independent School District GO	5.000%	2/15/42	510	581
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/17 (Prere.)	100	101
Leander TX Independent School District GO	5.000%	8/15/26	400	485
Leander TX Independent School District GO	5.000%	8/15/40	380	447
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	100	109
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	325	354
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	125	136
Lewisville TX Independent School District GO	5.000%	8/15/20	400	457
Lewisville TX Independent School District GO	4.000%	8/15/26	400	464
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	150	161
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	35	38
Lone Star College System Texas GO	5.000%	8/15/38	35	37
Lower Colorado River Authority Texas Revenue	6.250%	5/15/18 (Prere.)	250	271
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	125	142
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	150	164
Lower Colorado River Authority Texas Revenue	5.500%	5/15/33	195	214
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39	200	228
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	125	137
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	540	600
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/35 (13)	300	318
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	4.000%	5/15/39	220	231
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/40 (4)	100	111

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/41	275	305
North East TX Regional Mobility Authority Revenue	5.000%	1/1/22	600	690
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	130	147
North Harris County TX Regional Water Authority
Revenue	5.250%	12/15/18 (Prere.)	485	530
North Harris County TX Regional Water Authority
Revenue	5.375%	12/15/18 (Prere.)	375	410
North Texas Tollway Authority System Revenue	5.125%	1/1/18 (Prere.)	275	289
North Texas Tollway Authority System Revenue	5.500%	1/1/18	170	179
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	50	53
North Texas Tollway Authority System Revenue	5.750%	1/1/19 (Prere.)	950	1,047
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	100	111
North Texas Tollway Authority System Revenue	5.000%	1/1/21	105	120
North Texas Tollway Authority System Revenue	6.000%	1/1/23	50	55
North Texas Tollway Authority System Revenue	5.000%	1/1/27	180	216
North Texas Tollway Authority System Revenue	5.125%	1/1/28 (14)	10	10
North Texas Tollway Authority System Revenue	5.000%	1/1/30	200	235
North Texas Tollway Authority System Revenue	5.000%	1/1/30	230	276
North Texas Tollway Authority System Revenue	5.000%	9/1/31	185	214
North Texas Tollway Authority System Revenue	0.000%	1/1/32 (12)	155	91
North Texas Tollway Authority System Revenue	5.000%	9/1/32	270	312
North Texas Tollway Authority System Revenue	5.625%	1/1/33	5	5
North Texas Tollway Authority System Revenue	5.625%	1/1/33	10	10
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	200	103
North Texas Tollway Authority System Revenue	5.500%	9/1/36	70	83
North Texas Tollway Authority System Revenue	0.000%	1/1/38 (12)	600	272
North Texas Tollway Authority System Revenue	5.000%	1/1/38	500	575
North Texas Tollway Authority System Revenue	4.000%	1/1/39	535	570
North Texas Tollway Authority System Revenue	5.000%	1/1/40	895	1,024
North Texas Tollway Authority System Revenue	5.500%	9/1/41	270	318
North Texas Tollway Authority System Revenue	6.000%	1/1/43	160	188
North Texas Tollway Authority System Revenue	5.250%	1/1/44	25	27
North Texas Tollway Authority System Revenue
PUT	1.950%	1/1/19	500	505
Plano TX Independent School District GO	5.250%	2/15/18 (Prere.)	170	180
Port of Houston Authority of Harris County Texas
Tax Revenue	5.000%	10/1/35	100	114
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project)	5.000%	3/15/43	85	98
Round Rock TX Independent School District GO	5.000%	8/1/33	200	214
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/18	60	63
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	200	218
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	110	120
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	1,350	1,518
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	70	83
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	140	169
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/24	110	138
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32	150	181
San Antonio TX GO	5.000%	2/1/20	200	225
San Antonio TX Independent School District GO	5.000%	2/15/24	100	124
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/33	140	150

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	75
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/42	615	647
San Antonio TX Water Revenue	4.500%	5/15/32 (14)	330	336
San Antonio TX Water Revenue	4.500%	5/15/37 (14)	280	285
San Jacinto TX Community College District GO	5.000%	2/15/19 (Prere.)	895	976
Spring Branch TX Independent School District GO	5.250%	2/1/17 (Prere.)	200	202
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	115	134
Texas GO	5.000%	4/1/18 (Prere.)	190	201
Texas GO	5.000%	4/1/20	100	113
Texas GO	5.000%	10/1/20	500	575
Texas GO	5.000%	10/1/22	545	658
Texas GO	5.000%	10/1/27	145	178
Texas GO	5.000%	10/1/27	55	69
Texas GO	5.000%	10/1/28	100	121
Texas GO	5.000%	4/1/30	100	106
Texas GO	5.000%	4/1/44	200	233
Texas GO	5.000%	10/1/44	820	962
Texas Municipal Power Agency Revenue	5.000%	9/1/40	170	191
Texas Transportation Commission GO	5.000%	10/1/18	200	216
Texas Transportation Commission GO	5.000%	10/1/21	300	354
Texas Transportation Commission GO	5.000%	4/1/23	100	122
Texas Transportation Commission GO	5.000%	4/1/24	365	453
Texas Transportation Commission GO	5.000%	10/1/25	720	897
Texas Transportation Commission GO	5.000%	4/1/26	100	118
Texas Transportation Commission GO	5.000%	4/1/31	300	357
Texas Transportation Commission Mobility
Fund GO	5.000%	4/1/17 (Prere.)	105	107
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/28	55	68
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/29	50	62
Texas Transportation Commission Mobility
Fund GO	4.500%	4/1/35 (14)	200	203
Texas Transportation Commission Mobility
Fund GO	4.750%	4/1/37	530	556
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	300	305
Texas Transportation Commission Revenue	4.000%	10/1/18	190	201
Texas Transportation Commission Revenue	5.000%	4/1/19	140	153
Texas Transportation Commission Revenue	5.000%	4/1/20	540	611
Texas Transportation Commission Revenue	5.000%	10/1/20	500	574
Texas Transportation Commission Revenue	5.000%	4/1/21	380	442
Texas Transportation Commission Revenue	5.000%	10/1/22	150	181
Texas Transportation Commission Revenue	5.000%	4/1/24	70	87
Texas Transportation Commission Revenue	5.000%	10/1/24	90	112
Texas Transportation Commission Revenue	5.000%	10/1/25	235	297
Texas Transportation Commission Revenue	5.000%	10/1/26	100	128
Texas Transportation Commission Revenue	5.000%	4/1/34	100	118
Texas Transportation Commission Revenue	5.000%	8/15/41	100	113
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	800	918
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	260	299

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	400	453
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/22 (2)	95	85
Texas Water Development Board Revenue	5.000%	7/15/26	100	103
Texas Water Development Board Revenue	5.000%	10/15/30	100	123
Texas Water Development Board Revenue	5.000%	10/15/31	525	640
Texas Water Development Board Revenue	5.000%	10/15/45	400	476
Texas Water Financial Assistance GO	4.000%	8/1/41	100	108
University of Texas Permanent University Fund
Revenue	5.250%	7/1/30	55	72
University of Texas Permanent University Fund
Revenue	4.000%	7/1/34	300	330
University of Texas Permanent University Fund
Revenue	5.000%	7/1/41	300	357
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	50	57
University of Texas System Revenue Financing
System Revenue	5.375%	8/15/23	110	138
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	100	127
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	400	513
University of Texas System Revenue Financing
System Revenue	4.250%	8/15/36	100	101
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	450	530
				62,695
Utah (0.6%)
Intermountain Power Agency Utah Power Supply
Revenue	5.000%	7/1/21	210	224
Intermountain Power Agency Utah Power Supply
Revenue	5.000%	7/1/22	480	512
University of Utah Revenue	5.000%	8/1/32	135	159
Utah GO	5.000%	7/1/18 (Prere.)	200	214
Utah GO	5.000%	7/1/21 (Prere.)	250	294
Utah GO	5.000%	7/1/25	395	498
Utah Transit Authority Sales Tax Revenue	4.750%	6/15/18 (Prere.)	240	255
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	75	80
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	195	208
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	424
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	60	74
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	80	98
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	500	553
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	200	238
				3,831
Virginia (1.0%)
Arlington County VA GO	5.000%	8/1/22	240	290
Fairfax County VA Public Improvement GO	5.000%	4/1/21	350	409
Fairfax County VA Public Improvement GO	5.000%	4/1/23	110	135
Fairfax VA GO	4.000%	1/15/31	120	131
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	4/1/18 (Prere.)	85	90
Richmond VA Public Utility Revenue	4.500%	1/15/33 (4)	50	50
Richmond VA Public Utility Revenue	5.000%	1/15/40	120	130

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Virginia Revenue	5.000%	6/1/40	475	505
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/31	1,000	1,200
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	315	385
Virginia Commonwealth Transportation Board
Revenue	4.500%	5/15/36	50	56
Virginia GO	5.000%	6/1/19	200	221
Virginia GO	5.000%	6/1/26	250	316
Virginia GO	5.000%	6/1/27	85	107
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	150	161
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	250	314
Virginia Public School Authority Revenue	5.000%	8/1/19	130	144
Virginia Public School Authority Revenue	5.000%	8/1/22	50	60
Virginia Public School Authority Revenue	5.000%	8/1/22	240	288
Virginia Public School Authority Revenue	5.000%	8/1/23	205	247
Virginia Public School Authority Revenue	5.000%	8/1/25	550	693
				5,932
Washington (2.1%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	200	243
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	100	121
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	350	416
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	950	1,114
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	650	694
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	260	287
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	75	88
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	200	241
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	50	62
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	50	57
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	300	320
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	250	314
King County WA Sewer Revenue Unrefunded-REF	5.000%	1/1/45	30	33
King County WA Sewer Revenue	5.000%	1/1/19 (Prere.)	550	598
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	108
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	41
King County WA Sewer Revenue	5.125%	1/1/37	30	34
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.250%	7/1/18	125	134
Port of Seattle WA Revenue	5.000%	2/1/30	250	301
Port of Seattle WA Revenue	5.000%	8/1/31	100	117

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port of Tacoma WA GO	5.000%	6/1/18 (Prere.)	115	122
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20 (Prere.)	15	17
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	60	67
University of Washington Revenue	3.125%	7/1/42	465	460
Washington (Motor Vehicle Fuel Tax) GO	4.500%	1/1/17 (Prere.)	100	101
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	60	63
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	235	287
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	110
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	242
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	500	590
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	200	230
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	100	117
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	90	107
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/24	70	83
Washington GO	5.000%	7/1/17	200	206
Washington GO	5.000%	1/1/18	530	556
Washington GO	5.000%	1/1/18 (Prere.)	195	204
Washington GO	5.000%	1/1/18 (Prere.)	100	105
Washington GO	5.000%	1/1/18 (Prere.)	65	68
Washington GO	5.000%	7/1/18 (Prere.)	170	182
Washington GO	5.000%	7/1/18	150	160
Washington GO	5.000%	7/1/18	210	224
Washington GO	5.000%	7/1/18 (Prere.)	60	64
Washington GO	5.000%	7/1/18 (Prere.)	100	107
Washington GO	5.000%	7/1/18 (Prere.)	80	85
Washington GO	5.000%	1/1/19 (Prere.)	85	92
Washington GO	5.000%	2/1/19 (Prere.)	60	65
Washington GO	5.000%	1/1/20	175	196
Washington GO	5.000%	1/1/21	150	173
Washington GO	4.000%	7/1/26	350	384
Washington GO	5.000%	7/1/26	150	188
Washington GO	3.000%	7/1/29	275	277
Washington GO	5.000%	8/1/30	75	90
Washington GO	5.000%	7/1/32	100	119
Washington GO	5.000%	7/1/32	100	120
Washington GO	5.000%	7/1/33	275	325
Washington GO	5.000%	7/1/33	500	598
Washington GO	5.000%	8/1/34	250	282
Washington GO	5.000%	8/1/39	500	593
				13,382
West Virginia (0.0%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/40	50	56

Wisconsin (0.8%)
Wisconsin Annual Appropriation Revenue	5.750%	5/1/29	100	111
Wisconsin GO	5.000%	5/1/19 (2)	175	192
Wisconsin GO	5.000%	11/1/20	60	69
Wisconsin GO	5.000%	11/1/20	500	576
Wisconsin GO	5.000%	11/1/22	250	294
Wisconsin GO	5.000%	11/1/23	205	253
Wisconsin GO	5.000%	5/1/25	90	107

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	11/1/29	500	617
Wisconsin GO	5.000%	5/1/35	520	609
Wisconsin GO	6.000%	5/1/36	450	502
Wisconsin GO	5.000%	5/1/37	750	882
Wisconsin Health & Educational Facilities Authority
Revenue (Medical College Wisconsin)	4.000%	12/1/46	300	316
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/41	245	283
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/37	290	334
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	90	100
				5,245
Wyoming (0.0%)
Campbell County WY Solid Waste Facilities
Revenue(Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	225	249
Total Tax-Exempt Municipal Bonds (Cost $608,888)				609,965

			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
1 Vanguard Municipal Cash Management Fund
(Cost $9,699)	0.614%		96,989	9,699
Total Investments (99.7%) (Cost $618,587)				619,664

				Amount
				($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard				45
Receivables for Accrued Income				7,469
Receivables for Capital Shares Issued				1,053
Total Other Assets				8,567
Liabilities
Payables for Investment Securities Purchased				(6,247)
Payables for Capital Shares Redeemed				(16)
Payables for Distributions				(13)
Payables to Vanguard				(49)
Other Liabilities				(92)
Total Liabilities				(6,417)
Net Assets (100%)				621,814

Tax-Exempt Bond Index Fund

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	619,992
Undistributed Net Investment Income	781
Accumulated Net Realized Losses	(36)
Unrealized Appreciation (Depreciation)	1,077
Net Assets	621,814

Investor Shares—Net Assets
Applicable to 224,620 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,319
Net Asset Value Per Share—Investor Shares	$10.33

ETF Shares—Net Assets
Applicable to 10,650,709 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	550,354
Net Asset Value Per Share—ETF Shares	$51.67

Admiral Shares—Net Assets
Applicable to 3,348,831 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	69,141
Net Asset Value Per Share—Admiral Shares	$20.65

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A Key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Bond Index Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Exempt Bond Index Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Interest[1]	6,074
Total Income	6,074
Expenses
The Vanguard Group—Note B
Investment Advisory Services	37
Management and Administrative—Investor Shares	5
Management and Administrative—ETF Shares	169
Management and Administrative—Admiral Shares	21
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	24
Marketing and Distribution—Admiral Shares	4
Custodian Fees	1
Auditing Fees	37
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	4
Shareholders’ Reports—Admiral Shares	1
Total Expenses	303
Net Investment Income	5,771
Realized Net Gain (Loss) on Investment Securities Sold[1]	(32)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	744
Net Increase (Decrease) in Net Assets Resulting from Operations	6,483
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $34,000 and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Bond Index Fund

Statement of Changes in Net Assets

		August 21,
	Year Ended	2015[1] to
	October 31,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,771	223
Realized Net Gain (Loss)	(32)	(4)
Change in Unrealized Appreciation (Depreciation)	744	333
Net Increase (Decrease) in Net Assets Resulting from Operations	6,483	552
Distributions
Net Investment Income
Investor Shares	(24)	(7)
ETF Shares	(4,401)	(107)
Admiral Shares	(657)	(17)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(5,082)	(131)
Capital Share Transactions
Investor Shares	(3,074)	5,377
ETF Shares	488,632	60,013
Admiral Shares	61,896	7,148
Net Increase (Decrease) from Capital Share Transactions	547,454	72,538
Total Increase (Decrease)	548,855	72,959
Net Assets
Beginning of Period	72,959	—
End of Period[2]	621,814	72,959
1 Inception.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $781,000 and $92,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Bond Index Fund

Financial Highlights

Investor Shares
	Year	Aug. 21,
	Ended	2015[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$10.05	$10.00
Investment Operations
Net Investment Income	.149	. 034
Net Realized and Unrealized Gain (Loss) on Investments[2]	.280	.048
Total from Investment Operations	.429	.082
Distributions
Dividends from Net Investment Income	(.149)	(.032)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.149)	(.032)
Net Asset Value, End of Period	$10.33	$10.05

Total Return[3]	4.28%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2	$5
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	1.61%	1.88%[4]
Portfolio Turnover Rate [5]	8%	1%

1 Inception.
2 Includes increases from purchase fees of $0.00 and $0.06.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Bond Index Fund

Financial Highlights

ETF Shares
	Year	Aug. 21,
	Ended	2015[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$50.33	$50.00
Investment Operations
Net Investment Income	. 810.170
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.343	.255
Total from Investment Operations	2.153	.425
Distributions
Dividends from Net Investment Income	(.813)	(.095)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.813)	(.095)
Net Asset Value, End of Period	$51.67	$50.33

Total Return	4.29%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$550	$60
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.71%	1.96%[3]
Portfolio Turnover Rate	8%	1%
1 Inception.
2 Includes increases from purchase fees of $0.02 and $0.00.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Bond Index Fund

Financial Highlights

Admiral Shares
	Year	Aug. 25,
	Ended	2015[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$20.10	$19.98
Investment Operations
Net Investment Income	. 324	. 066
Net Realized and Unrealized Gain (Loss) on Investments	.550	.120
Total from Investment Operations	.874	.186
Distributions
Dividends from Net Investment Income	(.324)	(.066)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.324)	(.066)
Net Asset Value, End of Period	$20.65	$20.10

Total Return[2]	4.36%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.71%	1.96%[3]
Portfolio Turnover Rate [4]	8%	1%

1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Bond Index Fund

Notes to Financial Statements

Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Tax-Exempt Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $45,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	609,965	—
Temporary Cash Investments	9,699	—	—
Total	9,699	609,965	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2016, the fund had $809,000 of ordinary income available for distribution. The fund had available capital losses totaling $36,000 that may be carried forward indefinitely to offset future net capital gains.

Tax-Exempt Bond Index Fund

At October 31, 2016, the cost of investment securities for tax purposes was $618,587,000. Net unrealized appreciation of investment securities for tax purposes was $1,077,000, consisting of unrealized gains of $4,577,000 on securities that had risen in value since their purchase and $3,500,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2016, the fund purchased $549,370,000 of investment securities and sold $23,969,000 of investment securities, other than temporary cash investments. Purchases include $352,036,000 in connection with in-kind purchases of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Year Ended		August 21, 2015[1] to
	October 31, 2016		October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued [2]	3,124	303	5,438	542
Issued in Lieu of Cash Distributions	19	2	7	1
Redeemed	(6,217)	(616)	(68)	(7)
Net Increase (Decrease)—Investor Shares	(3,074)	(311)	5,377	536
ETF Shares
Issued [2]	488,632	9,451	60,013	1,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	488,632	9,451	60,013	1,200
Admiral Shares
Issued [2]	75,733	3,667	7,277	363
Issued in Lieu of Cash Distributions	579	28	14	1
Redeemed	(14,416)	(703)	(143)	(7)
Net Increase (Decrease)—Admiral Shares	61,896	2,992	7,148	357
1 Inception.
2 Includes purchase fees for fiscal 2016 and 2015 of $182,000 and $32,000, respectively (fund totals).

At October 31, 2016, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Bond Index Fund: In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Bond Index Fund (constituting a separate portfolio of Vanguard Municipal Bond Funds, hereafter referred to as the “Fund”) at October 31, 2016, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2016

Special 2016 tax information (unaudited) for Vanguard Tax-Exempt Bond Index Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Bond Index Fund	4/30/2016	10/31/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,006.23	$0.91
ETF Shares	1,000.00	1,006.50	0.35
Admiral Shares	1,000.00	1,006.71	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.23	$0.92
ETF Shares	1,000.00	1,024.78	0.36
Admiral Shares	1,000.00	1,024.78	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid”
are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of
the Board. Principal Occupation(s) During the Past
Five Years and Other Experience: Chairman of the
Board of The Vanguard Group, Inc., and of each of
the investment companies served by The Vanguard
Group, since January 2010; Director of The Vanguard
Group since 2008; Chief Executive Officer and
President of The Vanguard Group, and of each of
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing
Corporation; Managing Director of The Vanguard
Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years and Other
Experience: Executive Chief Staff and Marketing
Officer for North America and Corporate Vice President
(retired 2008) of Xerox Corporation (document manage-
ment products and services); Executive in Residence
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director
of SPX FLOW, Inc. (multi-industry manufacturing);
Director of the United Way of Rochester, the University
of Rochester Medical Center, Monroe Community
College Foundation, North Carolina A&T University,
and Roberts Wesleyan College.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal
Occupation(s) During the Past Five Years and Other
Experience: Chairman and Chief Executive Officer
(retired 2009) and President (2006–2008) of
Rohm and Haas Co. (chemicals); Director of Tyco
International plc (diversified manufacturing and
services), HP Inc. (printer and personal computer
manufacturing), and Delphi Automotive plc
(automotive components); Senior Advisor at
New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Sciences, and Professor of Communication, Annenberg
School for Communication, with secondary faculty
appointments in the Department of Philosophy, School
of Arts and Sciences, and at the Graduate School of
Education, University of Pennsylvania; Trustee of the
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years and
Other Experience: Corporate Vice President and
Chief Global Diversity Officer (retired 2008) and
Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer
(retired 2009) of Cummins Inc. (industrial machinery);
Chairman of the Board of Hillenbrand, Inc. (specialized
consumer services), and of Oxfam America; Director
of SKF AB (industrial machinery), Hyster-Yale Materials
Handling, Inc. (forklift trucks), the Lumina Foundation
for Education, and the V Foundation for Cancer
Research; Member of the Advisory Council for the
College of Arts and Letters and of the Advisory Board
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Senior Vice President and Chief Financial
Officer (retired 2013) at IBM (information technology
services); Fiduciary Member of IBM’s Retirement Plan
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other
Experience: Chief Investment Officer and Vice
President at the University of Notre Dame; Assistant
Professor of Finance at the Mendoza College of
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors
for Spruceview Capital Partners, and the Investment
Advisory Committee of Major League Baseball; Board
Member of TIFF Advisory Services, Inc., and Catholic
Investment Services, Inc. (investment advisors).

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years and Other
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment
firm); Director of Rand Merchant Bank; Overseer of
the Museum of Fine Arts Boston.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and
Other Experience: President and Chief Operating
Officer (retired 2010) of Corning Incorporated
(communications equipment); Chairman of the
Board of Trustees of Colby-Sawyer College;
Member of the Advisory Board of the Norris
Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal
Occupation(s) During the Past Five Years and
Other Experience: Principal of The Vanguard Group,
Inc.; Treasurer of each of the investment companies
served by The Vanguard Group; Controller of each of
the investment companies served by The Vanguard
Group (2010–2015); Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years and Other Experience: Principal of The Vanguard
Group, Inc.; Chief Financial Officer of each of the
investment companies served by The Vanguard Group;
Treasurer of each of the investment companies served
by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Occupation(s) During the Past Five Years and Other
Experience: Head of Global Fund Accounting at The
Vanguard Group, Inc.; Controller of each of the invest-
ment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Group (2008–2014).

Anne E. Robinson
Born 1970. Secretary Since September 2016. Principal
Occupation(s) During the Past Five Years and Other
Experience: Managing Director of The Vanguard Group,
Inc.; General Counsel of The Vanguard Group; Secretary
of The Vanguard Group and of each of the investment
companies served by The Vanguard Group; Director
and Senior Vice President of Vanguard Marketing
Corporation; Managing Director and General Counsel
of Global Cards and Consumer Services at Citigroup
(2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
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and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14910 122016

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2016: $48,000
Fiscal Year Ended October 31, 2015: $49,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2016: $9,629,849
Fiscal Year Ended October 31, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2016: $2,717,627
Fiscal Year Ended October 31, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2016: $254,050
Fiscal Year Ended October 31, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2016: $214,225
Fiscal Year Ended October 31, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2016: $468,275
Fiscal Year Ended October 31, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 6: Investments. Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders. Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 19, 2016
VANGUARD CHARLOTTE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 19, 2016

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548, Incorporated by Reference.